UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22988

Nuveen Global High Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Nuveen Investments

333 West Wacker Drive

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1.	Reports to Stockholders.

Closed-End Funds
Closed-End Funds
Nuveen
June 30, 2024
Semi-Annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Nuveen Global High Income Fund
JGH
Nuveen Core Plus Impact Fund
NPCT
Nuveen Mortgage and Income Fund
JLS

Table
of Contents
Important Notices 3
Common Share Information 4
About the Funds’ Benchmarks 6
Fund Performance, Leverage and Holdings Summaries 7
Performance Overview and Holdings Summaries 9
Portfolios of Investments 15
Statement of Assets and Liabilities 41
Statement of Operations 42
Statement of Changes in Net Assets 43
Statement of Cash Flows 45
Financial Highlights 48
Notes to Financial Statements 53
Shareholder Meeting Report 69
Additional Fund Information 71
Glossary of Terms Used in this Report 72
Statement Regarding Basis for Approval of Investment Advisory Contract 74

Important Notices

Portfolio manager commentaries:
The Funds include portfolio manager commentary in their annual shareholder reports. For your Fund’s most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of the Fund’s annual shareholder report.
Fund changes:
For changes that occurred to your Fund both during and after this reporting period, please refer to the Notes to Financial
Statements section of this report.
Fund principal investment policies and principal risks:
Refer to the Shareholder Update section of your Fund’s annual shareholder report for information on the Fund’s principal investment policies and principal risks.
Fund performance:
For current information on your Fund’s average annual total returns please refer to the Fund’s website at www.nuveen.com .
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding Summaries section within this report.
Management fees:
As of May 1, 2024, each Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.
JGH - Portfolio manager update:
Effective April 5, 2024, Jacob Fitzpatrick, CFA is no longer a portfolio manager of the Fund.
JLS – Investment policy change:
Effective March 1, 2024, the following policy changes were made to the Fund.
Updated the Fund’s primary investment policy so that the Fund invests in at least 50% of managed assets in mortgage backed securities
(MBS) and up to 50% in non-mortgage related asset backed securities (ABS). Previously, the Fund’s primary investment policy stated that the
Fund invested as least 65% in MBS and up to 35% in non-mortgage related ABS.
Formerly adopted a Name’s Rule policy.
Removed two outdated policies related to the use of certain derivatives and ability to short sell securities.

Common Share Information
COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding the distributions for each fund are current as of June 30, 2024, and likely will vary over time based on each Fund's investment activities and portfolio investment value changes.
Each Fund’s distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate which may be set from time to time).
Each Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, a Fund may distribute more or less than its net investment income during the period. In the event a
Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode. The practice of maintaining a stable distribution level had no material effect on each Fund’s investment strategy during the most recent fiscal period and is not expected to have such an effect in future periods, however, distributions in excess of Fund returns will cause its
NAV per share to erode. For additional information, refer to the distribution information section below and in the Notes to Financial
Statements herein.
Actual amounts and sources for tax reporting purposes will be determined as of the Fund’s fiscal year-end and reported to shareholders on Form 1099-DIV.
Because distribution source estimates are updated throughout the current fiscal year based on a fund’s performance, these estimates may differ from both the tax information reported to you in your fund’s 1099 statement, as well as the ultimate economic sources of distributions over the life of your investment.
The figures in the table below provide an estimate of the sources of distributions and may include amounts attributed to realized gains and/or returns of capital. A return of capital may occur, for example, when some or all of the money that you invested in the
Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” The Funds attribute these estimates equally to each regular distribution throughout the year. Consequently, the estimated information shown below is for the current distribution, and also represents an updated estimate for all prior months in the fiscal year. These estimates should not be used for tax reporting purposes. The final determination for all distributions paid in 2024 will be made in early 2025 and reported to you on Form 1099-DIV. More details about the Fund’s distributions and the basis for these estimates are available on www.nuveen.com/en-us/closed-end-funds.
NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS
The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-
closedend funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).
COMMON SHARE REPURCHASES
The Funds’ Board of Trustees authorized an open-market share repurchase program, allowing each Fund to repurchase and retire an aggregate of up to approximately 10% of its outstanding common shares.
Data as of June 30, 2024
Current Month
Estimated Percentage of Distributions
Fiscal YTD
Estimated Per Share Amounts
Fund
Net
Investment
Income
Realized
Gains
Return of
Capital
Total
Distributions
Net
Investment
Income
Realized
Gains
Return of
Capital
JGH (FYE 12/31)
84.70% 0.00% 15.30% $0.6210 $0.5261 $0.0000 $0.0949
NPCT (FYE 12/31)
50.50% 0.00% 49.50% $0.5680 $0.2871 $0.0000 $0.2809
JLS (FYE 12/31)
100.00% 0.00% 0.00% $0.8635 $0.8635 $0.0000 $0.0000

During the current reporting period, the Funds did not repurchase any of their outstanding common shares. As of June 30, 2024, and since the inception of the Funds’ repurchase program, each Fund have cumulatively repurchased and retired its outstanding common shares as shown in the accompanying table.
JGH NPCT JLS
Common shares cumulatively repurchased and retired 900,000 0 10,814
Common shares authorized for repurchase 2,315,000 2,875,000 545,000

About the Funds’ Benchmarks
Bloomberg Global High Yield Index (USD Hedged):
An index designed to measure the performance of the fixed-rate, high yield debt of companies in the U.S., developed markets and emerging markets. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg MSCI U.S. Green Bond Index:
An index designed to measure the performance of USD - denominated, U.S. and
non-U.S. fixed income securities, issued to fund projects with direct environmental benefits. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Aggregate Bond Index:
An index designed to measure the performance of the USD-denominated, fixed-rate,
U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Corporate High Yield Bond Index
: An index designed to measure the performance of the USD-
denominated, fixed rate corporate high yield bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA U.S. ABS & CMBS Index:
An index that consists of a 50/50 blend of USD-denominated investment grade fixed-
and floating-rate asset backed securities (ABS) and fixed-rate commercial mortgage-backed securities (CMBS) publicly issued in the U.S. domestic market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
NPCT Blended Benchmark:
Consists of: 1) 60% Bloomberg MSCI U.S. Green Bond Index (defined herein), and 2) 40%
Bloomberg U.S. Corporate High Yield Bond Index (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Leverage and Holdings
Summaries

The Fund Performance, Leverage and Holding Summaries for each Fund are shown below within this section of the report.
Fund Performance
Performance data for each Fund shown below represents past performance and does not predict or guarantee future results.
Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. For performance, current to the most recent month-end visit Nuveen.com or call (800) 257-8787.
Impact of Leverage
One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the Funds’
use of leverage through their issuance of preferred shares and/or investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that a Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio of long-term bonds that it has bought with the proceeds of that leverage.
However, use of leverage can expose Fund common shares to additional price volatility. When a Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the securities acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the securities acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.
In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term interest rates. While fund leverage expenses are higher than their prior year lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-
term periods.
Leverage Ratios
Each Fund’s Effective Leverage and Regulatory Leverage Ratios are set forth below. “Effective Leverage” is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a
Fund’s portfolio that increase the Fund’s investment exposure. “Regulatory Leverage” consists of preferred shares or borrowings of a Fund. Regulatory Leverage is a part of a Fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940. A Fund, however, may from time to time borrow for temporary purposes, typically on a transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such temporary borrowings are excluded from the calculation of a Fund’s Effective Leverage and Regulatory Leverage ratios.
Holding Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
With respect to JGH and NPCT, the Funds use credit quality ratings for its portfolio securities provided by Standard & Poor’s Group,
Moody’s Investors Service, Inc. and Fitch, Inc. If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Performance, Leverage and Holdings Summaries
(continued)

With respect to JLS, the ratings disclosed are the highest rating given by Standard & Poor’s Group, Moody’s Investors Service, Inc. or
Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies.
Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-
investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Global High Income Fund
Fund Performance, Leverage and Holdings June 30, 2024

JGH
Performance*
*For purposes of Fund performance, relative results are measured against the Bloomberg Global High Yield Index (USD Hedged).
Daily Common Share NAV and Share Price
Total Returns as of
June 30, 2024
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
JGH at Common Share NAV 11/24/14 4.66% 15.65% 2.89% 4.11%
JGH at Common Share Price 11/24/14 10.07% 26.87% 5.67% 5.61%
Bloomberg Global High Yield Index (USD Hedged) — 3.88% 12.52% 3.28% 4.56%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$13.36 $12.79 (4.27)% (5.61)%

Fund Performance, Leverage and Holdings
June 30, 2024 (continued)
Leverage and Holdings
Leverage
Effective Leverage 27.76%
Regulatory Leverage 27.76%
Fund Allocation
(% of net assets)
Corporate Bonds 80.8%
Sovereign Debt 17.0%
Variable Rate Senior Loan
Interests 15.9%
$1,000 Par (or similar)
Institutional Preferred 14.2%
Contingent Capital Securities 9.6%
$25 Par (or similar) Retail
Preferred 0.4%
Common Stocks 0.3%
Asset-Backed Securities 0.2%
Repurchase Agreements 3.4%
Other Assets & Liabilities, Net (3.4)%
Borrowings (38.4)%
Net Assets 100%
Top Five Issuers
(% of total investments)
Petroleos Mexicanos 1.9%
Brightline East LLC 1.7%
Level 3 Financing Inc 1.5%
Organon & Co, Term Loan B 1.5%
Phoenix Newco Inc 1.4%
Portfolio Composition
1
(% of total investments)
Energy 8.7%
Banks 8.6%
Financial Services 6.9%
Media & Entertainment 6.7%
Materials 5.5%
Utilities 5.4%
Telecommunication Services 5.3%
Transportation 5.3%
Health Care Equipment &
Services 5.2%
Capital Goods 4.4%
Software & Services 4.3%
Pharmaceuticals, Biotechnology
& Life Sciences 3.7%
Consumer Discretionary
Distribution & Retail 3.4%
Automobiles & Components 3.1%
Insurance 2.0%
Food, Beverage & Tobacco 2.0%
Real Estate Management &
Development 1.5%
Consumer Services 1.4%
Household & Personal Products 0.9%
Commercial & Professional
Services 0.6%
Other 0.5%
Sovereign Debt 12.1%
Asset-Backed Securities 0.1%
Repurchase Agreements 2.4%
Total 100%
Portfolio Credit Quality
(% of total investments)
BBB 8.3%
BB or Lower 86.9%
N/R (not rated) 4.6%
N/A (not applicable) 0.2%
Total 100%
Country Allocation
2,3
(% of total investments)
United States 56.4%
Mexico 3.9%
Colombia 2.9%
United Kingdom 2.5%
Turkey 2.4%
France 2.4%
Netherlands 1.9%
Luxembourg 1.8%
South Africa 1.8%
Canada 1.7%
Switzerland 1.5%
Australia 1.5%
Other 19.3%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 Includes 27.4% (as a percentage of total investments) in emerging market countries.
3 “Other” countries include forty countries that individually constitute less than 1.4% as a percentage of total investments.

Nuveen Core Plus Impact Fund
Fund Performance, Leverage and Holdings June 30, 2024

NPCT
Performance*
*
For purposes of Fund performance, relative results are measured against the NPCT Blended Benchmark. The Fund’s Blended Benchmark consists of:
1) 60% of Bloomberg MSCI U.S. Green Bond Index and 2) 40% Bloomberg U.S. Corporate High Yield Bond Index.
Daily Common Share NAV and Share Price
Total Returns as of
June 30, 2024
Cumulative Average Annual
Inception
Date 6-Month 1-Year
Since
Inception
NPCT at Common Share NAV 4/27/21 4.61% 10.13% (7.86)%
NPCT at Common Share Price 4/27/21 13.94% 21.25% (9.44)%
Bloomberg U.S. Aggregate Bond Index — (0.71)% 2.63% (2.51)%
NPCT Blended Benchmark — 1.22% 6.83% (0.17)%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$20.38 $10.88 (46.61)% (12.32)%

Fund Performance, Leverage and Holdings
June 30, 2024 (continued)
Leverage and Holdings
Leverage
Effective Leverage 34.62%
Regulatory Leverage 27.90%
Fund Allocation
(% of net assets)
Corporate Bonds 83.5%
$1,000 Par (or similar)
Institutional Preferred 22.3%
Mortgage-Backed Securities 19.4%
$25 Par (or similar) Retail
Preferred 6.1%
Sovereign Debt 5.6%
Asset-Backed Securities 3.8%
Municipal Bonds 3.7%
Variable Rate Senior Loan
Interests 3.3%
U.S. Government and Agency
Obligations 0.7%
Convertible Bonds 0.1%
Repurchase Agreements 1.7%
Other Assets & Liabilities, Net 2.8%
Reverse Repurchase
Agreements, including accrued
interest (14.4)%
Borrowings (18.2)%
TFP Shares, Net (20.4)%
Net Assets 100%
Portfolio Composition
1
(% of total investments)
Utilities 29.6%
Banks 15.0%
Financial Services 7.9%
Capital Goods 4.9%
Materials 4.3%
Energy 2.5%
Commercial & Professional
Services 2.3%
Telecommunication Services 2.0%
Consumer Discretionary
Distribution & Retail 1.6%
Automobiles & Components 1.2%
Consumer Durables & Apparel 1.0%
Transportation 1.0%
Technology Hardware &
Equipment 0.9%
Insurance 0.9%
Consumer Services 0.8%
Real Estate Management &
Development 0.6%
Equity Real Estate Investment
Trusts (REITs) 0.3%
Mortgage-Backed Securities 12.9%
Sovereign Debt 3.7%
Asset-Backed Securities 2.6%
Municipal Bonds 2.4%
U.S. Government and Agency
Obligations 0.5%
Repurchase Agreements 1.1%
Total 100%
Portfolio Credit Quality
(% of total long-term investments)
AAA 0.1%
AA 3.9%
A 9.1%
BBB 37.1%
BB or Lower 39.1%
N/R (not rated) 10.7%
Total 100%
Country Allocation
2,3
(% of total investments)
United States 60.3%
Italy 5.2%
Chile 4.7%
United Kingdom 4.1%
Mexico 3.5%
Canada 2.8%
Australia 2.6%
Indonesia 2.4%
India 2.1%
South Korea 1.7%
Benin 1.6%
United Arab Emirates 1.5%
Other 7.5%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 Includes 20.7% (as a percentage of total investments) in emerging market countries.
3 “Other” countries include eight countries that individually constitute less than 1.5% as a percentage of total investments.

Nuveen Mortgage and Income Fund
Fund Performance, Leverage and Holdings June 30, 2024

JLS
Performance*
*For purposes of Fund performance, relative results are measured against the ICE BofA US ABS & CMBS Index.
Daily Common Share NAV and Share Price
Total Returns as of
June 30, 2024
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
JLS at Common Share NAV 11/25/09 8.43% 12.43% 2.45% 3.89%
JLS at Common Share Price 11/25/09 12.10% 23.60% 1.59% 4.50%
Bloomberg U.S. Aggregate Bond Index — (0.71)% 2.63% (0.23)% 1.35%
ICE BofA US ABS & CMBS Index — 2.64% 6.56% 1.42% 2.04%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$19.48 $18.02 (7.49)% (9.94)%

Fund Performance, Leverage and Holdings
June 30, 2024 (continued)
Leverage and Holdings
Leverage
Effective Leverage 24.58%
Regulatory Leverage 3.19%
Fund Allocation
(% of net assets)
Mortgage-Backed Securities 91.2%
Asset-Backed Securities 41.7%
Short-Term U.S. Government
and Agency Obligations 0.4%
Other Assets & Liabilities, Net (0.2)%
Reverse Repurchase
Agreements, including accrued
interest (29.8)%
Borrowings (3.3)%
Net Assets 100%
Portfolio Credit Quality
(% of total investments)
U.S. Treasury/Agency 0.3%
AAA 1.2%
AA 1.2%
A 7.3%
BBB 17.3%
BB or Lower 40.8%
N/R (not rated) 31.9%
Total 100%

Nuveen Global High Income Fund
Portfolio of Investments June 30, 2024
(Unaudited)
JGH
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 138.4%  (97.6% of Total Investments)
X –
CORPORATE BONDS - 80.8% (57.0% of Total Investments) X 250,272,794
AUTOMOBILES & COMPONENTS - 3.2%
$ 3,000 Dana Inc 4.250% 9/01/30 $ 2,618,828
1,000 (b) Ford Otomotiv Sanayi AS 7.125% 4/25/29 1,009,100
3,000 (b) Garrett Motion Holdings Inc / Garrett LX I Sarl 7.750% 5/31/32 3,040,266
3,000 (b) IHO Verwaltungs GmbH, (cash 6.375%, PIK 7.125%) 6.375% 5/15/29 2,964,948
476 (b) Nemak SAB de CV 3.625% 6/28/31 368,309
TOTAL AUTOMOBILES & COMPONENTS 10,001,451
BANKS - 0.9%
875 (b) Access Bank PLC 6.125% 9/21/26 830,200
1,250 (b) Grupo Aval Ltd 4.375% 2/04/30 1,073,136
1,000 (b) Turkiye Vakiflar Bankasi TAO , (WI/DD) 0.000% 10/05/34 999,325
TOTAL BANKS 2,902,661
CAPITAL GOODS - 4.1%
2,090 (b) Albion Financing 1 SARL / Aggreko Holdings Inc 6.125% 10/15/26 2,063,098
5,470 (b) Albion Financing 2 Sarl 8.750% 4/15/27 5,511,698
2,000 (b) Alta Equipment Group Inc 9.000% 6/01/29 1,855,417
1,710 (b) Husky Injection Molding Systems Ltd / Titan Co-Borrower
LLC
9.000% 2/15/29 1,770,729
500 (b) IHS Holding Ltd 6.250% 11/29/28 446,670
925 (b) Sisecam UK PLC 8.625% 5/02/32 941,844
TOTAL CAPITAL GOODS 12,589,456
COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
825 (b) Ambipar Lux Sarl 9.875% 2/06/31 800,018
600 (b) VT Topco Inc 8.500% 8/15/30 630,024
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,430,042
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.5%
650 (b) B2W Digital Lux Sarl 4.375% 12/20/30 130,000
2,000 (b) Carvana Co, (cash 12.000%, PIK 12.000%) 12.000% 12/01/28 2,150,652
1,275 Kohl's Corp 4.625% 5/01/31 1,066,572
790 (b) LCM Investments Holdings II LLC 8.250% 8/01/31 824,348
4,900 (b) Michaels Cos Inc/The 7.875% 5/01/29 3,144,280
750 (b) Michaels Cos Inc/The 5.250% 5/01/28 599,998
1,000 (b) Staples Inc 10.750% 9/01/29 950,327
879 (b) Staples Inc 12.750% 1/15/30 683,632
1,400 (b) Velocity Vehicle Group LLC 8.000% 6/01/29 1,439,970
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 10,989,779
CONSUMER DURABLES & APPAREL - 0.2%
725 (b) Wolverine World Wide Inc 4.000% 8/15/29 606,919
TOTAL CONSUMER DURABLES & APPAREL 606,919
CONSUMER SERVICES - 1.3%
1,980 (b) Cinemark USA Inc 5.250% 7/15/28 1,892,721
835 (b) Fertitta Entertainment LLC / Fertitta Entertainment Finance
Co Inc
4.625% 1/15/29 760,402
400 (b) Fertitta Entertainment LLC / Fertitta Entertainment Finance
Co Inc
6.750% 7/15/30 351,262
1,000 (b) Wynn Macau Ltd 5.500% 10/01/27 952,891
TOTAL CONSUMER SERVICES 3,957,276

Nuveen Global High Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

JGH
Principal
Amount (000)   Description (a) Coupon Maturity Value
ENERGY - 9.6%
$ 875 (b) Civitas Resources Inc 8.750% 7/01/31 $ 937,081
80 Ecopetrol SA 8.375% 1/19/36 78,580
1,500 Ecopetrol SA 8.875% 1/13/33 1,549,140
625 Ecopetrol SA 6.875% 4/29/30 600,289
1,000 Ecopetrol SA 5.875% 11/02/51 694,407
2,351 (b) Energean Israel Finance Ltd, Reg S 5.875% 3/30/31 1,990,827
485 (b) Energian Israel Finance Ltd, Reg S 8.000% 9/02/53 458,325
985 Genesis Energy LP / Genesis Energy Finance Corp 8.250% 1/15/29 1,016,854
745 Genesis Energy LP / Genesis Energy Finance Corp 7.875% 5/15/32 752,101
500 (b) Hilcorp Energy I LP / Hilcorp Finance Co 6.000% 2/01/31 477,217
1,000 (b) Indika Energy Tbk PT 8.750% 5/07/29 998,857
1,500 (b) Leviathan Bond Ltd, Reg S 6.500% 6/30/27 1,402,243
500 (b) Medco Laurel Tree Pte Ltd 6.950% 11/12/28 488,785
1,500 (b) MEDCO MAPLE TREE PTE LTD 8.960% 4/27/29 1,568,203
391 (b) Medco Oak Tree Pte Ltd 7.375% 5/14/26 393,721
980 Petrobras Global Finance BV 6.900% 3/19/49 924,689
1,000 Petroleos Mexicanos 10.000% 2/07/33 1,003,641
1,500 Petroleos Mexicanos 6.500% 1/23/29 1,354,640
6,671 Petroleos Mexicanos 6.700% 2/16/32 5,585,486
290 (b) Shelf Drilling Holdings Ltd 9.625% 4/15/29 277,322
1,000 (b) SierraCol Energy Andina LLC 6.000% 6/15/28 893,736
800 (b) Talos Production Inc 9.000% 2/01/29 839,635
401 (b) Transocean Inc 8.750% 2/15/30 420,476
1,033 (b) Tullow Oil PLC 10.250% 5/15/26 979,920
880 (b) Venture Global LNG Inc 8.125% 6/01/28 906,591
2,860 (b) Venture Global LNG Inc 9.875% 2/01/32 3,112,896
TOTAL ENERGY 29,705,662
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.6%
1,080 (b) Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC 10.500% 2/15/28 1,057,625
750 (b) Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC 10.500% 2/15/28 734,461
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,792,086
FINANCIAL SERVICES - 7.3%
1,500 Credit Suisse Group AG 7.500% 1/17/72 165,000
4,500 (b) Encore Capital Group Inc 8.500% 5/15/30 4,577,963
2,555 (b) FirstCash Inc 6.875% 3/01/32 2,554,658
1,125 Genesis Energy LP / Genesis Energy Finance Corp 7.750% 2/01/28 1,136,944
2,000 (b) Hunt Cos Inc 5.250% 4/15/29 1,817,617
1,550 Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/01/29 1,325,314
1,275 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.250% 5/15/27 1,196,744
780 (b) Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.000% 6/15/30 776,065
611 (b) Mexico Remittances Funding Fiduciary Estate Management
Sarl
4.875% 1/15/28 556,868
1,000 (b) NCR Corp ATM 9.500% 4/01/29 1,080,741
3,500 OneMain Finance Corp 7.875% 3/15/30 3,608,696
2,100 (b) PennyMac Financial Services Inc 7.875% 12/15/29 2,165,484
2,000 (b) VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/01/30 1,571,504
TOTAL FINANCIAL SERVICES 22,533,598
FOOD, BEVERAGE & TOBACCO - 1.2%
500 (b) Minerva Luxembourg SA 8.875% 9/13/33 516,379
3,425 (b) Triton Water Holdings Inc 6.250% 4/01/29 3,303,449
TOTAL FOOD, BEVERAGE & TOBACCO 3,819,828
HEALTH CARE EQUIPMENT & SERVICES - 3.3%
2,405 (b) CHS/Community Health Systems Inc 10.875% 1/15/32 2,503,092
1,750 (b) CHS/Community Health Systems Inc 4.750% 2/15/31 1,375,903
450 (b) CHS/Community Health Systems Inc 5.625% 3/15/27 419,043

Principal
Amount (000)   Description (a) Coupon Maturity Value
HEALTH CARE EQUIPMENT & SERVICES (continued)
$ 2,020 (b) Global Medical Response Inc 10.000% 10/31/28 $ 1,970,596
2,500 (b) LifePoint Health Inc 10.000% 6/01/32 2,556,032
1,295 (b) LifePoint Health Inc 11.000% 10/15/30 1,426,790
TOTAL HEALTH CARE EQUIPMENT & SERVICES 10,251,456
HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
1,085 (b) Kronos Acquisition Holdings Inc , (WI/DD) 8.250% 6/30/31 1,086,085
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,086,085
INSURANCE - 2.1%
1,265 (b) Acrisure LLC / Acrisure Finance Inc 8.250% 2/01/29 1,271,119
1,000 (b) Acrisure LLC / Acrisure Finance Inc 8.500% 6/15/29 1,010,300
1,045 (b) Ardonagh Finco Ltd 7.750% 2/15/31 1,033,050
830 (b) Ardonagh Group Finance Ltd 8.875% 2/15/32 810,670
1,000 (b) Fidelis Insurance Holdings Ltd 6.625% 4/01/41 990,023
545 (b) Howden UK Refinance PLC / Howden UK Refinance 2 PLC /
Howden US Refinance LLC
7.250% 2/15/31 540,926
1,000 (b) SBL Holdings Inc 6.500% 12/30/49 807,945
TOTAL INSURANCE 6,464,033
MATERIALS - 6.8%
750 AngloGold Ashanti Holdings PLC 6.500% 4/15/40 750,742
1,925 (b) Arsenal AIC Parent LLC 8.000% 10/01/30 2,020,087
500 (b) Braskem Netherlands Finance BV 8.500% 1/12/31 510,750
1,325 (b) Cemex SAB de CV 9.125% 12/30/49 1,413,497
625 (b) Cemex SAB de CV 5.125% 9/08/72 600,622
700 (b) Cia de Minas Buenaventura SAA 5.500% 7/23/26 676,724
300 (b) First Quantum Minerals Ltd 8.625% 6/01/31 299,496
2,070 (b) Mineral Resources Ltd 8.500% 5/01/30 2,143,001
1,580 (b) Mineral Resources Ltd 8.000% 11/01/27 1,616,446
750 (b) NOVA Chemicals Corp 9.000% 2/15/30 791,300
600 (b) OCP SA 5.125% 6/23/51 450,759
1,160 (b) Olympus Water US Holding Corp 6.250% 10/01/29 1,058,862
585 (b) Owens-Brockway Glass Container Inc 7.250% 5/15/31 583,984
1,500 Sasol Financing USA LLC 5.500% 3/18/31 1,264,623
500 (b) Sasol Financing USA LLC 8.750% 5/03/29 507,598
4,270 (b) SunCoke Energy Inc 4.875% 6/30/29 3,868,483
2,000 (b) Trinseo Materials Operating SCA / Trinseo Materials Finance
Inc
5.125% 4/01/29 777,399
1,850 (b) Tronox Inc 4.625% 3/15/29 1,669,974
TOTAL MATERIALS 21,004,347
MEDIA & ENTERTAINMENT - 9.0%
100 (b) CCO Holdings LLC / CCO Holdings Capital Corp 4.500% 8/15/30 84,658
1,250 (b) CSC Holdings LLC 5.375% 2/01/28 949,713
1,655 (b) CSC Holdings LLC 11.750% 1/31/29 1,411,474
1,700 (b) CSC Holdings LLC 11.250% 5/15/28 1,480,506
2,285 (b) Directv Financing LLC / Directv Financing Co-Obligor Inc 5.875% 8/15/27 2,149,240
4,750 (b) DISH Network Corp 11.750% 11/15/27 4,657,373
1,000 (b) Getty Images Inc 9.750% 3/01/27 1,001,992
1,545 (b) Gray Escrow Inc 5.375% 11/15/31 875,823
4,000 (b) Gray Television Inc 7.000% 5/15/27 3,682,814
1,325 (b) Gray Television Inc 4.750% 10/15/30 795,114
715 (b) Gray Television Inc 10.500% 7/15/29 718,846
1,275 (b) LCPR Senior Secured Financing DAC 5.125% 7/15/29 1,058,136
2,000 (b) McGraw-Hill Education Inc 8.000% 8/01/29 1,944,825
2,500 (b) Sunrise FinCo I BV 4.875% 7/15/31 2,270,038
530 (b) Univision Communications Inc 7.375% 6/30/30 492,989
925 (b) Virgin Media Secured Finance PLC 5.500% 5/15/29 845,589

Nuveen Global High Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

JGH
Principal
Amount (000)   Description (a) Coupon Maturity Value
MEDIA & ENTERTAINMENT (continued)
$ 4,000 (b) VZ Secured Financing BV 5.000% 1/15/32 $ 3,410,683
TOTAL MEDIA & ENTERTAINMENT 27,829,813
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.6%
2,740 (b) Bausch Health Cos Inc 4.875% 6/01/28 2,050,507
2,000 (b) Grifols SA 4.750% 10/15/28 1,725,949
2,650 (b) Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/31 2,380,368
1,760 (b) Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/34 1,808,406
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 7,965,230
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.3%
1,758 (b) Anywhere Real Estate Group LLC / Anywhere Co-Issuer
Corp
7.000% 4/15/30 1,437,830
2,175 Kennedy-Wilson Inc 5.000% 3/01/31 1,778,682
1,125 Kennedy-Wilson Inc 4.750% 3/01/29 962,529
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 4,179,041
SOFTWARE & SERVICES - 4.7%
5,200 (b) Ahead DB Holdings LLC 6.625% 5/01/28 4,921,592
2,225 (b) CA Magnum Holdings 5.375% 10/31/26 2,117,543
4,000 (b) Condor Merger Sub Inc 7.375% 2/15/30 3,695,411
1,023 (b) Rackspace Finance LLC 3.500% 5/15/28 439,836
3,400 Rocket Software Inc 9.000% 11/28/28 3,455,253
TOTAL SOFTWARE & SERVICES 14,629,635
TELECOMMUNICATION SERVICES - 7.0%
355 (b) Altice France SA 8.125% 2/01/27 266,227
1,550 (b) C&W Senior Finance Ltd 6.875% 9/15/27 1,487,176
725 (b) CT Trust 5.125% 2/03/32 638,857
1,905 (b) Frontier Communications Holdings LLC 6.000% 1/15/30 1,657,277
1,500 (b) Frontier Communications Holdings LLC 8.625% 3/15/31 1,545,190
2,375 (b) Iliad Holding SASU 7.000% 10/15/28 2,355,119
2,295 (b) Iliad Holding SASU 8.500% 4/15/31 2,323,776
3,585 (b) Level 3 Financing Inc 10.500% 4/15/29 3,576,038
3,000 (b) Level 3 Financing Inc 10.500% 5/15/30 2,971,243
1,500 (b) Liberty Costa Rica Senior Secured Finance 10.875% 1/15/31 1,590,000
900 (b) Millicom International Cellular SA2028 2028 5.125% 1/15/28 849,085
525 (b) Millicom International Cellular SA 7.375% 4/02/32 523,524
250 (b) Millicom International Cellular SA 4.500% 4/27/31 215,109
400 (b) Sitios Latinoamerica SAB de CV 5.375% 4/04/32 372,396
1,380 (b) Vmed O2 UK Financing I PLC 4.750% 7/15/31 1,163,858
TOTAL TELECOMMUNICATION SERVICES 21,534,875
TRANSPORTATION - 6.8%
1,000 (b) American Airlines Inc 8.500% 5/15/29 1,038,967
8,000 (b) Brightline East LLC 11.000% 1/31/30 7,294,921
500 (b) Cargo Aircraft Management Inc 4.750% 2/01/28 463,770
3,580 (b) GN Bondco LLC 9.500% 10/15/31 3,336,838
750 (b) Grupo Aeromexico SAB de CV 8.500% 3/17/27 750,505
5,000 (b) Hawaiian Brand Intellectual Property Ltd / HawaiianMiles
Loyalty Ltd
5.750% 1/20/26 4,757,303
1,750 (b) Transnet SOC Ltd 8.250% 2/06/28 1,740,253
2,000 VistaJet Malta Finance PLC / Vista Management Holding Inc 9.500% 6/01/28 1,753,249
TOTAL TRANSPORTATION 21,135,806
UTILITIES - 4.5%
750 (b) AES Espana BV 5.700% 5/04/28 710,517
500 (b) Continuum Green Energy India Pvt / Co-Issuers 7.500% 6/26/33 495,750
625 (b) Electricidad Firme de Mexico Holdings SA de CV 4.900% 11/20/26 583,826

Principal
Amount (000)   Description (a) Coupon Maturity Value
UTILITIES (continued)
$ 1,000 (b) Empresa de Transmision Electrica SA 5.125% 5/02/49 $ 721,803
800 (b) EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime
Energia SpA
5.375% 12/30/30 667,488
1,400 (b) Eskom Holdings SOC Ltd 6.350% 8/10/28 1,356,292
500 (b) Eskom Holdings SOC Ltd 8.450% 8/10/28 502,500
4,425 (b) Ferrellgas LP / Ferrellgas Finance Corp 5.875% 4/01/29 4,071,215
750 (b) NPC Ukrenergo 6.875% 11/09/28 264,375
3,750 (b) Talen Energy Supply LLC 8.625% 6/01/30 3,998,340
586 (b) UEP Penonome II SA2020 1 6.500% 10/01/38 491,609
TOTAL UTILITIES 13,863,715
TOTAL CORPORATE BONDS
(cost $265,326,054) 250,272,794
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
SOVEREIGN DEBT - 17.0% (12.0% of Total Investments) X 52,503,945
ANGOLA - 1.1%
$ 1,500 (b) Angolan Government International Bond 8.250% 5/09/28 $ 1,410,000
1,050 (b) Angolan Government International Bond 8.750% 4/14/32 928,914
900 (b) Angolan Government International Bond 8.000% 11/26/29 809,550
TOTAL ANGOLA 3,148,464
ARGENTINA - 0.6%
2,300 Argentine Republic Government International Bond 3.625% 7/09/35 963,209
2,100 Argentine Republic Government International Bond 4.250% 1/09/38 958,807
TOTAL ARGENTINA 1,922,016
BENIN - 0.3%
1,025 (b) Benin Government International Bond 7.960% 2/13/38 953,014
TOTAL BENIN 953,014
BRAZIL - 0.3%
1,000 Brazilian Government International Bond 7.125% 5/13/54 966,268
TOTAL BRAZIL 966,268
COLOMBIA - 1.7%
3,175 Colombia Government International Bond 3.250% 4/22/32 2,428,815
1,320 Colombia Government International Bond 7.500% 2/02/34 1,320,447
1,400 Colombia Government International Bond 3.125% 4/15/31 1,101,869
700 Colombia Government International Bond 8.750% 11/14/53 735,255
TOTAL COLOMBIA 5,586,386
COTE D'IVOIRE - 0.9%
1,700 (b) Ivory Coast Government International Bond 8.250% 1/30/37 1,646,790
1,396 (b) Ivory Coast Government International Bond 2032 144A 5.750% 12/31/32 1,298,054
TOTAL COTE D'IVOIRE 2,944,844
DOMINICAN REPUBLIC - 0.7%
1,500 (b) Dominican Republic International Bond 4.875% 9/23/32 1,341,946
1,175 (b) Dominican Republic International Bond 5.300% 1/21/41 995,731
TOTAL DOMINICAN REPUBLIC 2,337,677
ECUADOR - 0.5%
1,768 (b) Ecuador Government International Bond 5.000% 7/31/30 1,117,322
371 (b) Ecuador Government International Bond 1.000% 7/31/35 184,309
88 (b) Ecuador Government International Bond 2.500% 7/31/40 39,952
TOTAL ECUADOR 1,341,583

Nuveen Global High Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

JGH
Principal
Amount (000)   Description (a) Coupon Maturity Value
EGYPT - 1.3%
$ 2,300 (b) Egypt Government International Bond 7.053% 1/15/32 $ 1,836,702
1,700 (b) Egypt Government International Bond 7.600% 3/01/29 1,539,775
975 (b) Egypt Government International Bond 8.500% 1/31/47 722,865
TOTAL EGYPT 4,099,342
EL SALVADOR - 0.8%
1,575 (b) El Salvador Government International Bond 9.250% 4/17/30 1,398,944
925 (b) El Salvador Government International Bond 8.625% 2/28/29 817,700
1,000 (b) El Salvador Government International Bond 0.250% 4/17/30 31,000
TOTAL EL SALVADOR 2,247,644
HONDURAS - 0.6%
1,250 (b) Honduras Government International Bond 6.250% 1/19/27 1,183,500
750 (b) Honduras Government International Bond 5.625% 6/24/30 638,437
TOTAL HONDURAS 1,821,937
IRAQ - 0.5%
1,550 (b) Iraq International Bond 5.800% 1/15/28 1,447,154
TOTAL IRAQ 1,447,154
JORDAN - 0.4%
825 (b) Jordan Government International Bond 5.850% 7/07/30 737,520
500 (b) Jordan Government International Bond 7.750% 1/15/28 494,760
TOTAL JORDAN 1,232,280
KENYA - 1.0%
2,000 (b) Republic of Kenya Government International Bond 7.000% 5/22/27 1,901,768
750 (b) Republic of Kenya Government International Bond 9.750% 2/16/31 718,987
825 (b) Republic of Kenya Government International Bond 6.300% 1/23/34 615,568
TOTAL KENYA 3,236,323
MONGOLIA - 0.4%
675 (b) Mongolia Government International Bond 4.450% 7/07/31 567,338
500 (b) Mongolia Government International Bond 8.650% 1/19/28 520,610
TOTAL MONGOLIA 1,087,948
NIGERIA - 0.7%
1,425 (b) Nigeria Government International Bond 7.875% 2/16/32 1,229,918
1,200 (b) Nigeria Government International Bond 6.125% 9/28/28 1,051,500
TOTAL NIGERIA 2,281,418
PANAMA - 0.3%
1,000 Panama Government International Bond 8.000% 3/01/38 1,053,035
TOTAL PANAMA 1,053,035
RWANDA - 0.6%
2,450 (b) Rwanda International Government Bond 5.500% 8/09/31 1,963,773
TOTAL RWANDA 1,963,773
SENEGAL - 0.6%
2,100 (b) Senegal Government International Bond 6.250% 5/23/33 1,757,729
TOTAL SENEGAL 1,757,729
SOUTH AFRICA - 0.7%
1,475 Republic of South Africa Government International Bond 7.300% 4/20/52 1,333,061
1,400 Republic of South Africa Government International Bond 5.000% 10/12/46 985,236
TOTAL SOUTH AFRICA 2,318,297
TURKEY - 1.9%
1,575 Turkiye Government International Bond 7.625% 5/15/34 1,584,844
1,500 Turkiye Government International Bond 6.500% 9/20/33 1,408,013
1,250 Turkiye Government International Bond 5.875% 6/26/31 1,148,915

Principal
Amount (000)   Description (a) Coupon Maturity Value
TURKEY
$ 1,225 Turkiye Government International Bond 6.000% 1/14/41 $ 1,016,750
700 Turkiye Government International Bond 4.875% 4/16/43 494,900
TOTAL TURKEY 5,653,422
UKRAINE - 0.2%
750 (b) Ukraine Government International Bond 7.253% 3/15/35 213,375
675 (b) Ukraine Government International Bond 7.750% 9/01/27 205,200
500 (b) Ukraine Government International Bond 6.876% 5/21/31 142,500
TOTAL UKRAINE 561,075
UZBEKISTAN - 0.9%
1,075 (b) Republic of Uzbekistan International Bond 5.375% 2/20/29 1,002,308
950 (b) Republic of Uzbekistan International Bond 3.900% 10/19/31 771,459
745 (b) Republic of Uzbekistan International Bond 7.850% 10/12/28 768,549
TOTAL UZBEKISTAN 2,542,316
TOTAL SOVEREIGN DEBT
(cost $57,483,556) 52,503,945
Principal
Amount (000) Description (a) Coupon (c)
Reference
Rate (c) Spread (c) Maturity (d) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 15.9% (11.2% of Total Investments) (c) X 49,278,065
CAPITAL GOODS - 1.3%
$ 250 Foundation Building Materials
Holding Company LLC, Term
Loan B2 , (WI/DD)
TBD TBD TBD TBD $ 249,306
898 TransDigm, Inc., Term Loan J 8.595% SOFR90A 3.250% 2/28/31 900,668
3,002 Windsor Holdings III, LLC, Term
Loan B
9.339% SOFR30A 4.000% 8/01/30 3,025,618
TOTAL CAPITAL GOODS 4,175,592
COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
1,365 GTCR W Merger Sub LLC, Term
Loan B
8.335% SOFR90A 3.000% 1/31/31 1,368,604
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,368,604
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.3%
1,900 Johnstone Supply LLC, Term
Loan
8.328% TSFR3M 3.000% 5/16/31 1,904,750
1,465 PetSmart, Inc., Term Loan B 9.194% SOFR30A 3.750% 2/14/28 1,462,553
345 Wand NewCo 3, Inc., Term Loan
B , (WI/DD)
TBD TBD TBD TBD 347,679
218 WOOF Holdings, Inc, Term
Loan, First Lien
9.346% SOFR90A 3.750% 12/21/27 181,388
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,896,370
CONSUMER SERVICES - 0.8%
992 Carnival Corporation, Term
Loan B2
8.094% SOFR30A 2.750% 8/09/27 998,159
405 Formula One Holdings Limited,
Term Loan B
7.585% SOFR90A 2.250% 1/15/30 406,519
347 GVC Holdings (Gibraltar)
Limited, Term Loan B
8.014% SOFR180A 2.750% 10/31/29 348,356
644 Life Time Fitness Inc , Term
Loan B
9.591% TSFR3M 4.000% 1/15/26 647,619
TOTAL CONSUMER SERVICES 2,400,653

Nuveen Global High Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

JGH
Principal
Amount (000) Description (a) Coupon (c)
Reference
Rate (c) Spread (c) Maturity (d) Value
FOOD, BEVERAGE & TOBACCO - 0.9%
$ 862 Pegasus BidCo BV, Term Loan 9.072% SOFR90A 3.750% 7/12/29 $ 868,021
1,940 Triton Water Holdings, Inc, Term
Loan
8.595% SOFR90A 3.250% 3/31/28 1,942,916
TOTAL FOOD, BEVERAGE & TOBACCO 2,810,937
HEALTH CARE EQUIPMENT & SERVICES - 4.1%
167 ICON Luxembourg S.A.R.L.,
Term Loan B
7.335% SOFR90A 2.000% 7/03/28 168,103
2,698 Medline Borrower, LP, Term
Loan B
8.094% SOFR30A 2.750% 10/23/28 2,706,710
2,789 Onex TSG Intermediate Corp.,
Term Loan B
10.346% SOFR90A 4.750% 2/28/28 2,786,421
1,990 Parexel International
Corporation, Term Loan, First
Lien
8.708% SOFR30A 3.250% 11/15/28 1,996,349
4,000 Phoenix Newco Inc , (WI/DD) TBD TBD TBD TBD 4,013,120
1,120 Select Medical Corporation,
Term Loan B1
8.344% SOFR30A 3.000% 3/05/27 1,122,016
4 US Radiology Specialists, Inc.,
Term Loan
10.744% SOFR90A 5.250% 12/15/27 3,656
TOTAL HEALTH CARE EQUIPMENT & SERVICES 12,796,375
HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
1,995 Illuminate Merger Sub Corp.,
Term Loan
8.596% SOFR90A 3.000% 5/16/28 1,991,763
776 Journey Personal Care Corp.,
Term Loan B
9.595% SOFR30A 4.250% 3/01/28 774,836
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 2,766,599
INSURANCE - 0.2%
620 USI, Inc., Term Loan 8.081% SOFR90A 2.750% 9/27/30 621,096
TOTAL INSURANCE 621,096
MATERIALS - 1.1%
955 Berlin Packaging LLC, Term
Loan B
9.190% SOFR90A 3.750% 5/12/31 958,256
2,119 Nouryon Finance B.V., Term
Loan B
8.826% SOFR90A 3.500% 4/03/28 2,127,199
278 W.R. Grace & Co.-Conn., Term
Loan B
8.594% SOFR30A 3.250% 9/22/28 279,463
TOTAL MATERIALS 3,364,918
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.7%
42 ICON Luxembourg S.A.R.L.,
Term Loan
7.059% 3-Month LIBOR 2.000% 7/03/28 41,883
1,977 Jazz Financing Lux S.a.r.l., Term
Loan B
8.458% SOFR30A 3.000% 5/05/28 1,981,063
6,294 Organon & Co, Term Loan B ,
(DD1)
7.829% TSFR1M 2.500% 5/14/31 6,305,830
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 8,328,776
SOFTWARE & SERVICES - 1.4%
2,500 Fortress Intermediate 3 Inc ,
(WI/DD)
TBD TBD TBD TBD 2,506,250
743 Open Text Corporation, Term
Loan B
7.594% SOFR30A 2.250% 1/31/30 747,588
222 Rackspace Technology Global,
Inc., Term Loan, First Lien
11.692% SOFR30A 6.250% 5/15/28 225,128

Principal
Amount (000) Description (a) Coupon (c)
Reference
Rate (c) Spread (c) Maturity (d) Value
SOFTWARE & SERVICES (continued)
$ 800 Ultimate Software Group Inc
(The), Term Loan B
8.576% TSFR1M 3.250% 2/10/31 $ 803,932
TOTAL SOFTWARE & SERVICES 4,282,898
TELECOMMUNICATION SERVICES - 0.2%
622 GOGO Intermediate Holdings
LLC, Term Loan B
9.194% 1-Month LIBOR 3.750% 4/28/28 621,230
TOTAL TELECOMMUNICATION SERVICES 621,230
TRANSPORTATION - 0.4%
600 AAdvantage Loyalty IP Ltd.,
Term Loan
10.336% SOFR90A 4.750% 4/20/28 620,624
591 Brown Group Holding, LLC,
Term Loan B2
8.322% SOFR30A +
SOFR90A
3.000% 6/09/29 591,462
5 SkyMiles IP Ltd., Term Loan B 9.075% TSFR3M 3.750% 10/20/27 5,447
TOTAL TRANSPORTATION 1,217,533
UTILITIES - 0.2%
619 Talen Energy Supply, LLC, Term
Loan B
8.827% SOFR90A 3.500% 5/17/30 626,484
TOTAL UTILITIES 626,484
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(cost $48,811,302) 49,278,065
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 14.2% (10.0% of Total
Investments) X 43,991,056
AUTOMOBILES & COMPONENTS - 1.1%
$ 3,664 General Motors Financial Co Inc 5.750% N/A (e) $ 3,492,330
TOTAL AUTOMOBILES & COMPONENTS 3,492,330
BANKS - 2.9%
1,000 (b) Banco del Estado de Chile 7.950% N/A (e) 1,033,000
1,000 (b) Banco Nacional de Comercio Exterior SNC/Cayman Islands 2.720% 8/11/31 887,887
800 Bancolombia SA 8.625% 12/24/34 817,000
2,000 (f) Fifth Third Bancorp (TSFR3M reference rate + 3.295%
spread)
8.626% N/A (e) 1,971,534
1,500 (f) First Citizens BancShares Inc/NC (TSFR3M reference rate +
4.234% spread)
9.573% N/A (e) 1,515,667
1,000 (b) NBK Tier 1 Ltd 3.625% N/A (e) 923,750
475 (b) Turkiye Garanti Bankasi AS 7.177% 5/24/27 468,263
385 (b) Turkiye Garanti Bankasi AS 8.375% 2/28/34 383,556
1,000 (b) Yapi ve Kredi Bankasi AS 9.250% 1/17/34 1,025,100
TOTAL BANKS 9,025,757
CAPITAL GOODS - 0.9%
1,000 (b) AerCap Global Aviation Trust 6.500% 6/15/45 997,693
1,750 AerCap Holdings NV 5.875% 10/10/79 1,741,646
TOTAL CAPITAL GOODS 2,739,339
ENERGY - 2.6%
2,000 Enbridge Inc 8.500% 1/15/84 2,156,064
1,900 Energy Transfer LP 6.500% N/A (e) 1,874,066
1,000 Energy Transfer LP 7.125% N/A (e) 990,540
3,000 (f) Plains All American Pipeline LP (TSFR3M reference rate +
4.372% spread)
9.694% N/A (e) 2,986,825
TOTAL ENERGY 8,007,495

Nuveen Global High Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

JGH
Principal
Amount (000) Description (a) Coupon Maturity Value
FINANCIAL SERVICES - 0.7%
$ 1,500 Ally Financial Inc 4.700% N/A (e) $ 1,319,986
1,000 Goldman Sachs Group Inc/The 7.500% N/A (e) 1,028,354
TOTAL FINANCIAL SERVICES 2,348,340
FOOD, BEVERAGE & TOBACCO - 0.7%
1,500 (b) Land O' Lakes Inc 8.000% N/A (e) 1,305,000
1,000 (b) Land O' Lakes Inc 7.000% N/A (e) 780,000
TOTAL FOOD, BEVERAGE & TOBACCO 2,085,000
INSURANCE - 0.6%
1,765 Enstar Finance LLC 5.750% 9/01/40 1,728,074
TOTAL INSURANCE 1,728,074
MEDIA & ENTERTAINMENT - 0.5%
1,750 Paramount Global 6.375% 3/30/62 1,545,526
TOTAL MEDIA & ENTERTAINMENT 1,545,526
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
2,500 (b) EUSHI Finance Inc 7.625% 12/15/54 2,509,617
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,509,617
TELECOMMUNICATION SERVICES - 0.4%
1,500 Vodafone Group PLC 4.125% 6/04/81 1,277,475
TOTAL TELECOMMUNICATION SERVICES 1,277,475
UTILITIES - 3.0%
600 (b) AES Andes SA 8.150% 6/10/55 600,000
2,000 Edison International 5.375% N/A (e) 1,948,299
1,000 Emera Inc 6.750% 6/15/76 992,443
1,500 (b) NRG Energy Inc 10.250% N/A (e) 1,640,565
2,000 (b) Vistra Corp 8.875% N/A (e) 2,068,174
2,000 (b) Vistra Corp 7.000% N/A (e) 1,982,622
TOTAL UTILITIES 9,232,103
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(cost $44,428,269) 43,991,056
Principal
Amount (000) Description (a),(g) Coupon Maturity Value
X –
CONTINGENT CAPITAL SECURITIES - 9.6% (6.8% of Total Investments) X 29,676,518
BANKS - 8.1%
$ 1,800 Banco Bilbao Vizcaya Argentaria SA 9.375% N/A (e) $ 1,915,769
400 (b) Banco de Credito e Inversiones SA 8.750% N/A (e) 419,040
1,975 (b) Banco Mercantil del Norte SA/Grand Cayman 8.375% N/A (e) 1,988,436
1,100 Banco Santander SA 4.750% N/A (e) 983,183
1,200 Banco Santander SA 9.625% N/A (e) 1,330,206
1,000 Bancolombia SA 4.625% 12/18/29 965,865
1,475 Barclays PLC 8.000% N/A (e) 1,497,627
1,000 (b) BBVA Bancomer SA/Texas 8.450% 6/29/38 1,030,673
1,500 (b) BNP Paribas SA 8.000% N/A (e) 1,505,592
2,000 (b) BNP Paribas SA 7.000% N/A (e) 1,970,001
2,000 ING Groep NV 6.500% N/A (e) 1,978,051
2,000 (b) Intesa Sanpaolo SpA 7.700% N/A (e) 1,994,845
2,000 Lloyds Banking Group PLC 8.000% N/A (e) 2,044,406
2,000 (b) Macquarie Bank Ltd/London 6.125% N/A (e) 1,967,863
1,400 NatWest Group PLC 8.125% N/A (e) 1,414,483
1,000 (b) Societe Generale SA 10.000% N/A (e) 1,037,494

Principal
Amount (000) Description (a),(g) Coupon Maturity Value
BANKS (continued)
$ 980 (b) Societe Generale SA 9.375% N/A (e) $ 990,883
TOTAL BANKS 25,034,417
FINANCIAL SERVICES - 1.5%
1,650 Deutsche Bank AG 6.000% N/A (e) 1,561,793
2,030 (b) UBS Group AG 9.250% N/A (e) 2,273,381
750 (b) UBS Group AG 9.250% N/A (e) 806,927
TOTAL FINANCIAL SERVICES 4,642,101
TOTAL CONTINGENT CAPITAL SECURITIES
(cost $28,969,164) 29,676,518
Shares   Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 0.4% (0.3% of Total Investments) X 1,312,634
BANKS - 0.1%
25,200 Western Alliance Bancorp 4.250% $ 454,860
TOTAL BANKS 454,860
FINANCIAL SERVICES - 0.3%
33,625 Synchrony Financial 8.250% 857,774
TOTAL FINANCIAL SERVICES 857,774
TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED
(cost $1,470,625) 1,312,634
Shares Description (a) Value
–
COMMON STOCKS - 0.3% (0.2% of Total Investments) X 869,933
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
717 (h) Bright Bidco BV $ 550
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 550
TRANSPORTATION - 0.3%
47,127 (h) Grupo Aeromexico SAB de CV 869,383
TOTAL TRANSPORTATION 869,383
TOTAL COMMON STOCKS
(cost $885,858) 869,933
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED SECURITIES - 0.2% (0.1% of Total Investments) X 641,483
$ 750 (b),(i) Industrial DPR Funding Ltd, 2022 1A 5.380% 4/15/34 $ 641,483
TOTAL ASSET-BACKED SECURITIES
(cost $750,000) 641,483
TOTAL LONG-TERM INVESTMENTS
(cost $448,124,828) 428,546,428

Nuveen Global High Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

JGH
A
Investments in Derivatives
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 3.4% (2.4% of Total Investments)
X –
REPURCHASE AGREEMENTS - 3.4% (2.4% of Total Investments) X 10,564,825
$ 10,225 (j) Fixed Income Clearing Corporation 5.270% 7/01/24 $ 10,225,000
340 (k) Fixed Income Clearing Corporation 1.600% 7/01/24 339,825
TOTAL REPURCHASE AGREEMENTS
(cost $10,564,825) 10,564,825
TOTAL SHORT-TERM INVESTMENTS
(cost $10,564,825) 10,564,825
TOTAL INVESTMENTS (cost $458,689,653 ) - 141.8% 439,111,253
BORROWINGS - (38.4)% (l),(m) (119,000,000)
OTHER ASSETS & LIABILITIES, NET -   (3.4)% (10,500,908)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 309,610,345
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index
Fixed Rate
(Annualized)
Fixed Rate
Payment
Frequency
Effective
Date (n)
Optional
Termination
Date
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley
Capital Services LLC $ 87,400,000 Receive
1-Month
LIBOR 1.994% Monthly 6/01/18 7/01/25 7/01/27 $ 2,853,113 $ 2,853,113
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $283,866,157 or 64.6% of Total Investments.
(c) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the Secured Overnight
Financing Rate (“SOFR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(d) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(e) Perpetual security. Maturity date is not applicable.
(f) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(g) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(h) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(i) For fair value measurement disclosure purposes, investment classified as Level 3.
(j) Agreement with Fixed Income Clearing Corporation, 5.270% dated 6/28/24 to be repurchased at $10,229,491 on 7/1/24, collateralized by
Government Agency Securities, with coupon rate 4.000% and maturity date 1/31/31, valued at $10,429,637.
(k) Agreement with Fixed Income Clearing Corporation, 1.600% dated 6/28/24 to be repurchased at $339,870 on 7/1/24, collateralized by
Government Agency Securities, with coupon rate 0.750% and maturity date 8/31/26, valued at $346,763.
(l) Borrowings as a percentage of Total Investments is 27.1%.
(m) The Fund may pledge up to 100% of its eligible investment (excluding any investments pledged as collateral to specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(n) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
DD1 Portion of investment purchased on a delayed delivery basis.
LIBOR London Inter-Bank Offered Rate
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
SOFR
180A 180 Day Average Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen Core Plus Impact Fund
Consolidated Portfolio of Investments June 30, 2024
(Unaudited)
NPCT
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 148.5%  (98.8% of Total Investments)
X –
CORPORATE BONDS - 83.5% (55.6% of Total Investments) X 286,162,289
AUTOMOBILES & COMPONENTS - 1.9%
$ 4,000 Dana Inc 4.250% 9/01/30 $ 3,491,770
3,510 Ford Motor Co 3.250% 2/12/32 2,900,782
TOTAL AUTOMOBILES & COMPONENTS 6,392,552
BANKS - 15.1%
5,000 (b) Citigroup Inc 2.014% 1/25/26 4,892,690
2,500 Citigroup Inc 1.281% 11/03/25 2,460,957
17,000 (c) Intesa Sanpaolo SpA 4.950% 6/01/42 12,703,220
3,583 JPMorgan Chase & Co 0.768% 8/09/25 3,563,387
5,000 (b) Lloyds Banking Group PLC 4.976% 8/11/33 4,777,218
10,000 (b),(c) Standard Chartered PLC 5.300% 1/09/43 9,201,847
15,000 (b),(c) UniCredit SpA 5.459% 6/30/35 14,051,622
TOTAL BANKS 51,650,941
CAPITAL GOODS - 2.4%
5,800 (b) GATX Corp 3.100% 6/01/51 3,664,151
5,000 (c) Sociedad de Transmision Austral SA 4.000% 1/27/32 4,469,904
TOTAL CAPITAL GOODS 8,134,055
COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
1,625 (c) Ambipar Lux Sarl 9.875% 2/06/31 1,575,793
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,575,793
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.3%
10,000 Nordstrom Inc 5.000% 1/15/44 8,074,720
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 8,074,720
CONSUMER DURABLES & APPAREL - 1.5%
5,000 EUR (d) Arcelik AS, Reg S 3.000% 5/27/26 5,163,320
TOTAL CONSUMER DURABLES & APPAREL 5,163,320
CONSUMER SERVICES - 1.2%
2,160 YMCA of Greater New York 2.303% 8/01/26 1,993,655
2,305 YMCA of Greater New York 5.021% 8/01/38 1,975,211
TOTAL CONSUMER SERVICES 3,968,866
ENERGY - 3.8%
15,000 (b),(c) Santos Finance Ltd 3.649% 4/29/31 13,106,197
TOTAL ENERGY 13,106,197
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.5%
2,000 Host Hotels & Resorts LP 2.900% 12/15/31 1,670,802
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,670,802
FINANCIAL SERVICES - 8.4%
2,400 Community Preservation Corp/The 2.867% 2/01/30 2,090,864
9,915 (c) HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/26 9,349,319
2,000 (c) HAT Holdings I LLC / HAT Holdings II LLC 3.750% 9/15/30 1,744,704
1,000 (c) HAT Holdings I LLC / HAT Holdings II LLC 8.000% 6/15/27 1,039,638
5,400 EUR (d) Power Finance Corp Ltd 1.841% 9/21/28 5,182,410
5,710 (c) Starwood Property Trust Inc 4.375% 1/15/27 5,406,066
4,292 (c) Starwood Property Trust Inc 3.625% 7/15/26 4,037,370
TOTAL FINANCIAL SERVICES 28,850,371

Principal
Amount (000)   Description (a) Coupon Maturity Value
MATERIALS - 6.4%
$ 345 (c) Alcoa Nederland Holding BV 7.125% 3/15/31 $ 354,569
1,550 (c) Cemex SAB de CV 9.125% 12/30/49 1,653,525
5,000 (c) LG Chem Ltd 2.375% 7/07/31 4,129,085
5,000 LYB International Finance III LLC 3.800% 10/01/60 3,396,073
7,830 (c) Star Energy Geothermal Wayang Windu Ltd 6.750% 4/24/33 7,877,191
5,000 (b) Teck Resources Ltd 5.200% 3/01/42 4,467,120
TOTAL MATERIALS 21,877,563
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
2,250 EUR (d) GTC Aurora Luxembourg SA, Reg S 2.250% 6/23/26 2,127,317
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,127,317
TECHNOLOGY HARDWARE & EQUIPMENT - 1.4%
5,000 SK Battery America Inc, Reg S 2.125% 1/26/26 4,695,375
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 4,695,375
TELECOMMUNICATION SERVICES - 3.0%
5,000 Verizon Communications Inc 2.987% 10/30/56 3,061,097
10,000 Vodafone Group PLC 5.125% 6/04/81 7,354,665
TOTAL TELECOMMUNICATION SERVICES 10,415,762
TRANSPORTATION - 1.4%
7,000 Norfolk Southern Corp 4.100% 5/15/21 4,939,192
TOTAL TRANSPORTATION 4,939,192
UTILITIES - 33.1%
1,750 AES Corp/The 2.450% 1/15/31 1,440,793
15,000 (b),(c) Brooklyn Union Gas Co/The 4.273% 3/15/48 11,304,367
5,100 (c) Clearway Energy Operating LLC 3.750% 1/15/32 4,336,068
7,050 (c) Colbun SA 3.150% 1/19/32 5,935,526
2,244 Consolidated Edison Co of New York Inc 4.300% 12/01/56 1,767,361
5,000 EUR (d) EDP - Energias de Portugal SA 1.875% 3/14/82 4,645,248
5,968 (c) India Cleantech Energy2021 1 4.700% 8/10/26 5,672,109
6,650 (c) Interchile SA 4.500% 6/30/56 5,588,387
369 Inversiones Latin America Power SpA, (cash 12.000%, PIK
14.000%)
12.000% 6/15/33 365,008
4,225 (c) Inversiones Latin America Power SpA, (cash 9.500%, PIK
11.500%)
11.000% 6/15/33 3,802,329
2,000 (c) Leeward Renewable Energy Operations LLC 4.250% 7/01/29 1,787,378
7,330 (b),(c) Liberty Utilities Finance GP 1 2.050% 9/15/30 5,995,447
2,033 (c) NextEra Energy Operating Partners LP 7.250% 1/15/29 2,084,781
7,000 (c) Pattern Energy Operations LP / Pattern Energy Operations
Inc
4.500% 8/15/28 6,479,317
2,553 (c) Solar Star Funding LLC 5.375% 6/30/35 2,486,817
13,000 (b) Southern California Edison Co 3.650% 6/01/51 9,166,900
4,000 Southern Co Gas Capital Corp 3.150% 9/30/51 2,517,926
5,000 (c) Star Energy Geothermal Darajat II / Star Energy Geothermal
Salak
4.850% 10/14/38 4,574,136
8,075 (c) Sunnova Energy Corp 5.875% 9/01/26 6,278,312
9,492 (c) Sweihan PV Power Co PJSC2022 1 3.625% 1/31/49 7,602,890
8,933 (c) Topaz Solar Farms LLC 4.875% 9/30/39 7,950,579
4,005 (c) Topaz Solar Farms LLC 5.750% 9/30/39 3,874,609
2,585 (c) UEP Penonome II SA2020 1 6.500% 10/01/38 2,168,863
5,800 Vena Energy Capital Pte Ltd, Reg S 3.133% 2/26/25 5,694,312
TOTAL UTILITIES 113,519,463
TOTAL CORPORATE BONDS
(cost $347,728,184) 286,162,289

Nuveen Core Plus Impact Fund
(continued)
Consolidated Portfolio of Investments
June 30, 2024
(Unaudited)

NPCT
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 22.3% (14.8% of Total
Investments) X 76,271,511
BANKS - 7.4%
$ 10,375 (c) Banco Nacional de Comercio Exterior SNC/Cayman Islands 2.720% 8/11/31 $ 9,211,822
4,250 Citigroup Inc 4.150% N/A (e) 3,966,847
3,250 JPMorgan Chase & Co 3.650% N/A (e) 3,074,044
10,195 PNC Financial Services Group Inc/The 3.400% N/A (e) 9,146,647
TOTAL BANKS 25,399,360
CAPITAL GOODS - 3.3%
12,000 Air Lease Corp 4.650% N/A (e) 11,390,623
TOTAL CAPITAL GOODS 11,390,623
FINANCIAL SERVICES - 2.0%
7,200 American Express Co 3.550% N/A (e) 6,711,841
TOTAL FINANCIAL SERVICES 6,711,841
INSURANCE - 1.4%
4,800 (c) Swiss Re Finance Luxembourg SA 5.000% 4/02/49 4,620,000
TOTAL INSURANCE 4,620,000
UTILITIES - 8.2%
1,700 AES Corp/The 7.600% 1/15/55 1,721,018
5,000 Algonquin Power & Utilities Corp 4.750% 1/18/82 4,574,059
2,500 CMS Energy Corp 4.750% 6/01/50 2,289,357
2,500 CMS Energy Corp 3.750% 12/01/50 2,089,949
8,000 EUR (d) Engie SA, Reg S 1.875% N/A (e) 7,059,260
4,600 Sempra 4.125% 4/01/52 4,234,072
5,000 Southern Co/The 3.750% 9/15/51 4,695,005
1,500 (c) Vistra Corp 7.000% N/A (e) 1,486,967
TOTAL UTILITIES 28,149,687
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(cost $85,225,505) 76,271,511
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
MORTGAGE-BACKED SECURITIES - 19.4% (12.9% of Total Investments) X 66,515,402
$ 6,500 (c),(f) Alen 2021-ACEN Mortgage Trust, (TSFR1M reference rate +
0.041% spread), 2021 ACEN
9.443% 4/15/34 $ 3,300,950
5,000 (c),(f) BAMLL Commercial Mortgage Securities Trust 2021-JACX,
(TSFR1M reference rate + 3.864% spread), 2021 JACX
9.193% 9/15/38 3,827,010
4,000 (c) BBCMS Mortgage Trust 2020-C6, 2020 C6 3.811% 2/15/53 2,741,505
3,840 (c) Benchmark 2019-B10 Mortgage Trust, 2019 B10 4.029% 3/15/62 2,725,777
7,887 (c) COMM 2020-CX Mortgage Trust, 2020 CX 2.773% 11/10/46 5,473,287
45,466 Freddie Mac Multifamily ML Certificates, 2021 ML12, (I/O) 1.304% 7/25/41 4,323,328
28,051 Freddie Mac Multifamily ML Certificates, 2021 ML10, (I/O) 2.127% 1/25/38 4,002,006
64,977 (c) Freddie Mac Multifamily ML Certificates, 2021 ML11, (I/O) 0.770% 3/25/38 3,331,386
24,472 Freddie Mac Multifamily ML Certificates, 2023 ML18 1.508% 9/25/37 2,540,733
500 (c) Hudson Yards 2016-10HY Mortgage Trust, 2016 10HY 2.835% 8/10/38 467,936
2,500 (c) Hudson Yards 2019-55HY Mortgage Trust, 2019 55HY 3.041% 12/10/41 1,935,579
5,000 (c) J.P. Morgan Chase Commercial Mortgage Securities Trust
2018-AON, 2018 AON
4.767% 7/05/31 1,133,674
10,000 (c) MFT Trust 2020-ABC, 2020 ABC 3.593% 2/10/42 5,407,592
5,661 (c),(f) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M reference rate + 2.829% spread), 2019 MILE
8.158% 7/15/36 4,423,875
700 (c),(f) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M reference rate + 0.036% spread), 2019 MILE
8.908% 7/15/36 508,811
7,420 (c) NYC Commercial Mortgage Trust 2021-909, 2021 909 3.312% 4/10/43 4,485,533
3,860 (c) SLG Office Trust 2021-OVA, 2021 OVA 2.851% 7/15/41 2,971,650
7,000 (c) SLG Office Trust 2021-OVA, 2021 OVA 2.851% 7/15/41 5,125,338

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
MORTGAGE-BACKED SECURITIES (continued)
$ 80,369 (c) SLG Office Trust 2021-OVA, 2021 OVA, (I/O) 0.258% 7/15/41 $ 1,124,780
3,500 (c) SUMIT 2022-BVUE Mortgage Trust, 2022 BVUE 2.989% 2/12/41 2,175,993
5,000 (c) VNDO Trust 2016-350P, 2016 350P 4.033% 1/10/35 4,488,659
TOTAL MORTGAGE-BACKED SECURITIES
(cost $96,509,279) 66,515,402
Shares   Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 6.1% (4.0% of Total Investments) X 20,749,968
CAPITAL GOODS - 1.6%
269,000 Triton International Ltd 5.750% $ 5,509,120
TOTAL CAPITAL GOODS 5,509,120
FINANCIAL SERVICES - 1.5%
300,000 Affiliated Managers Group Inc 4.200% 4,995,000
TOTAL FINANCIAL SERVICES 4,995,000
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
77,904 Brookfield Property Partners LP 5.750% 923,941
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 923,941
UTILITIES - 2.7%
100,426 Brookfield Infrastructure Partners LP 5.125% 1,863,907
200,000 Brookfield Renewable Partners LP 5.250% 3,678,000
200,000 CMS Energy Corp 4.200% 3,780,000
TOTAL UTILITIES 9,321,907
TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED
(cost $28,938,056) 20,749,968
Principal
Amount (000) Description (a) Coupon Maturity Value
–
SOVEREIGN DEBT - 5.6% (3.7% of Total Investments) X 19,075,769
BENIN - 2.5%
10,000 EUR (c) Benin Government International Bond 4.950% 1/22/35 $ 8,451,138
TOTAL BENIN 8,451,138
CHILE - 1.1%
$ 5,000 Chile Government International Bond 3.100% 5/07/41 3,652,996
TOTAL CHILE 3,652,996
MEXICO - 2.0%
5,000 EUR Mexico Government International Bond 2.250% 8/12/36 4,069,612
3,150 Mexico Government International Bond 4.875% 5/19/33 2,902,023
TOTAL MEXICO 6,971,635
TOTAL SOVEREIGN DEBT
(cost $25,524,457) 19,075,769
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED SECURITIES - 3.8% (2.6% of Total Investments) X 13,154,097
1,000 (c) Frontier Issuer LLC, 2023 1 8.300% 8/20/53 $ 1,026,005
1,000 (c) Frontier Issuer LLC, 2023 1 11.500% 8/20/53 1,009,445
2,065 (c) GoodLeap Sustainable Home Solutions Trust 2021-3, 2021
3CS
3.500% 5/20/48 1,398,272
2,282 (c) GoodLeap Sustainable Home Solutions Trust 2021-4, 2021
4GS
3.500% 7/20/48 1,632,670
5,481 (c),(g) Mosaic Solar Loan Trust 2019-2, 2019 2A 0.000% 9/20/40 2,149,198
6,450 (c),(g) Mosaic Solar Loan Trust 2020-1, 2020 1A 0.000% 4/20/46 3,449,460

Nuveen Core Plus Impact Fund
(continued)
Consolidated Portfolio of Investments
June 30, 2024
(Unaudited)

NPCT
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED SECURITIES (continued)
$ 2,500 (c) Tesla Auto Lease Trust 2021-B, 2021 B 1.320% 9/22/25 $ 2,489,047
TOTAL ASSET-BACKED SECURITIES
(cost $18,027,564) 13,154,097
Principal
Amount (000) Description (a)
Optional Call
Provisions (h) Value
X –
MUNICIPAL BONDS - 3.7% (2.4% of Total Investments) X 12,596,817
ARIZONA - 0.2%
$ 810 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, KIPPC NYC Public Charter Schools - Gerard Facility Project, Series
2021C, 3.250%, 7/01/31
No Opt. Call $ 714,481
TOTAL ARIZONA 714,481
DISTRICT OF COLUMBIA - 0.1%
254 District of Columbia Water and Sewer Authority, Public Utility Revenue
Bonds, Taxable Senior Lien Green Series 2014A, 4.814%, 10/01/14
No Opt. Call 228,419
TOTAL DISTRICT OF COLUMBIA 228,419
INDIANA - 0.0%
234 (i) Fort Wayne, Indiana Economic Development, Solid Waste Facility
Revenue Bonds, Do Good Foods LLC Fort Wayne, Taxable Series 2022A-2,
10.750%, 12/01/29
No Opt. Call 23
TOTAL INDIANA 23
MICHIGAN - 1.5%
City of Detroit, Michigan, General Obligation Bonds, Series 2021
:
1,000 2.960%, 4/01/27 No Opt. Call 933,713
500 3.110%, 4/01/28 No Opt. Call 459,955
2,245 3.244%, 4/01/29 No Opt. Call 2,035,199
425 3.344%, 4/01/30 No Opt. Call 378,360
1,575 Detroit, Wayne County, Michigan, General Obligation Bonds, Taxable
Series 2021B, 3.644%, 4/01/34
4/31 at 100.00 1,345,850
TOTAL MICHIGAN 5,153,077
MONTANA - 0.3%
1,000 (c) County of Gallatin, Montana, Series 2022, 11.500%, 9/01/27 9/25 at 103.00 1,028,285
TOTAL MONTANA 1,028,285
NEW HAMPSHIRE - 0.8%
62,000 New Hampshire Business Finance Authority, 0.594%, 8/20/39 No Opt. Call 2,615,780
TOTAL NEW HAMPSHIRE 2,615,780
NEW YORK - 0.8%
415 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Taxable Green Climate Certified Series 2020C-2, 5.175%,
11/15/49
No Opt. Call 374,903
2,500 New York Transportation Development Corp, 6.971%, 6/30/51 No Opt. Call 2,481,849
TOTAL NEW YORK 2,856,752
TOTAL MUNICIPAL BONDS
(cost $13,706,483) 12,596,817

A
Investments in Derivatives
Principal
Amount (000) Description (a) Coupon (j)
Reference
Rate (j) Spread (j) Maturity (k) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 3.3% (2.2% of Total Investments) (j) X 11,201,905
COMMERCIAL & PROFESSIONAL SERVICES - 3.0%
$ 10,312 Liberty Tire Recycling Holdco,
LLC, Term Loan
9.958% SOFR30A 4.500% 5/08/28 $ 10,163,503
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 10,163,503
UTILITIES - 0.3%
1,035 ExGen Renewables IV, LLC,
Term Loan
8.109% 3-Month LIBOR 2.500% 12/15/27 1,038,402
TOTAL UTILITIES 1,038,402
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(cost $11,315,709) 11,201,905
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.7% (0.5% of Total Investments) X 2,386,765
$ 1,644 United States Treasury Note/Bond 4.500% 5/31/29 $ 1,655,174
604 United States Treasury Note/Bond 4.875% 5/31/26 605,227
126 United States Treasury Note/Bond 4.625% 6/15/27 126,364
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(cost $2,376,556) 2,386,765
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CONVERTIBLE BONDS - 0.1% (0.1% of Total Investments) X 299,279
UTILITIES - 0.1%
$ 2,817 (c),(g) ILAP Holdings LTD, (cash 5.000%, PIK 5.000%) 5.000% 6/15/33 $ 299,279
TOTAL UTILITIES 299,279
TOTAL CONVERTIBLE BONDS
(cost $436,793) 299,279
TOTAL LONG-TERM INVESTMENTS
(cost $629,788,586) 508,413,802
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.7% (1.2% of Total Investments)
X –
REPURCHASE AGREEMENTS - 1.7% (1.2% of Total Investments) X 5,927,900
$ 4,303 (l) Fixed Income Clearing Corporation 1.600% 7/01/24 $ 4,302,900
1,625 (m) Fixed Income Clearing Corporation 5.270% 7/01/24 1,625,000
TOTAL REPURCHASE AGREEMENTS
(cost $5,927,900) 5,927,900
TOTAL SHORT-TERM INVESTMENTS
(cost $5,927,900) 5,927,900
TOTAL INVESTMENTS (cost $635,716,486 ) - 150.2% 514,341,702
BORROWINGS - (18.2)% (n),(o) (62,500,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (14.4)%(p) (49,166,427)
TFP SHARES, NET - (20.4)%(q) (69,700,024)
OTHER ASSETS & LIABILITIES, NET -   2.8% 9,507,539
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 342,482,790

Nuveen Core Plus Impact Fund
(continued)
Consolidated Portfolio of Investments
June 30, 2024
(Unaudited)

NPCT
Cross Currency Swaps - OTC Uncleared
Counterparty
Terms of payments
to be paid
Terms of payments
to be received Currency
Maturity
Date
Notional
Amount
(Local
Currency) Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citibank N.A. Fixed annual 2.250% Fixed semi-annual
3.562%
USD
EUR
6/23/26 2,725,875
2,250,000
$ 301,253 $ 25,485 $ 275,768
Citibank N.A. Fixed semi-annual
1.875%
Fixed annual 3.472% USD
EUR
7/02/31 5,904,500
5,000,000
646,965 15,972 630,993
Citibank N.A. Fixed semi-annual
1.875%
Fixed annual 3.493% USD
EUR
7/02/31 3,543,900
3,000,000
394,214 (7,179) 401,393
Citibank N.A. Fixed semi-annual
2.250%
Fixed annual 3.775% USD
EUR
8/12/36 5,909,000
5,000,000
720,426 12,344 708,082
JPMorgan Chase Bank,
N.A.
Fixed semi-annual
1.875%
Fixed annual 3.431% USD
EUR
6/14/29 5,905,000
5,000,000
571,350 (2,930) 574,280
Morgan Stanley Capital
Services LLC
Fixed semi-annual
3.000%
Fixed annual 4.330% USD
EUR
5/27/26 6,088,500
5,000,000
717,234 4,250 712,984
Morgan Stanley Capital
Services LLC
Fixed semi-annual
1.841%
Fixed annual 3.337% USD
EUR
9/21/28 6,376,320
5,400,000
582,784 (3) 582,787
Total
$ 3,934,226 $ 47,939
$ 3,886,287
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $67,543,921 have been pledged as collateral for reverse repurchase agreements.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $272,522,888 or 53.0% of Total Investments.
(d) All or a portion of this security is owned by Nuveen Core Plus Impact Fund Ltd. which is a 100% owned subsidiary of the fund.
(e) Perpetual security. Maturity date is not applicable.
(f) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(g) For fair value measurement disclosure purposes, investment classified as Level 3.
(h) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(i) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(j) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the Secured Overnight
Financing Rate (“SOFR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(k) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(l) Agreement with Fixed Income Clearing Corporation, 1.600% dated 6/28/24 to be repurchased at $4,303,474 on 7/1/24, collateralized by
Government Agency Securities, with coupon rate 0.750% and maturity date 8/31/26, valued at $4,389,006.
(m) Agreement with Fixed Income Clearing Corporation, 5.270% dated 6/28/24 to be repurchased at $1,625,713 on 7/1/24, collateralized by
Government Agency Securities, with coupon rate 4.625% and maturity date 9/30/30, valued at $1,657,508.
(n) Borrowings as a percentage of Total Investments is 12.2%.
(o) The Fund may pledge up to 100% of its eligible investment (excluding any investments pledged as collateral to specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(p) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 9.6%.
(q) TFP Shares, Net as a percentage of Total Investments is 13.6%.
EUR Euro
I/O Interest only security
LIBOR London Inter-Bank Offered Rate
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust

SOFR
30A 30 Day Average Secured Overnight Financing Rate
TSFR
1M CME Term SOFR 1 Month
See Notes to Financial Statements

Nuveen Mortgage and Income Fund
Portfolio of Investments June 30, 2024
(Unaudited)
JLS
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 132.9%  (99.7% of Total Investments)
X –
MORTGAGE-BACKED SECURITIES - 91.2% (68.4% of Total Investments) X 97,268,873
$ 500 (b),(c) Alen 2021-ACEN Mortgage Trust, (TSFR1M reference rate +
0.041% spread), 2021 ACEN
9.443% 4/15/34 $ 253,919
1,000 (d) BANK 2017-BNK6, 2017 BNK6 3.851% 7/15/60 876,900
1,000 (c) BANK 2019-BNK21, 2019 BN21 2.500% 10/17/52 640,222
1,000 (c) BBCMS Mortgage Trust 2020-C6, 2020 C6 3.811% 2/15/53 768,990
1,750 (c) BBCMS Trust 2015-SRCH, 2015 SRCH 5.122% 8/10/35 1,478,088
1,500 (c) Benchmark 2020-B18 Mortgage Trust, 2020 B18 4.139% 7/15/53 1,386,146
845 (d) CD 2016-CD1 Mortgage Trust, 2016 CD1 3.631% 8/10/49 607,718
1,500 CD 2016-CD2 Mortgage Trust, 2016 CD2 4.109% 11/10/49 1,133,565
1,978 CD 2017-CD3 Mortgage Trust, 2017 CD3 4.689% 2/10/50 780,000
24 (c) CF 2020-P1 Mortgage Trust, 2020 P1 2.840% 4/15/25 23,494
672 (c) CFK Trust 2019-FAX, 2019 FAX 4.791% 1/15/39 597,880
389 CHL Mortgage Pass-Through Trust 2006-HYB1, 2006 HYB1 4.780% 3/20/36 344,384
1,500 (c),(d) COMM 2013-LC13 Mortgage Trust, 2013 LC13 5.571% 8/10/46 1,239,422
925 (d) COMM 2014-CCRE15 Mortgage Trust, 2014 CR15 4.082% 2/10/47 873,645
1,000 (d) COMM 2014-CCRE17 Mortgage Trust, 2014 CR17 4.377% 5/10/47 943,391
1,000 (d) COMM 2014-UBS2 Mortgage Trust, 2014 UBS2 4.947% 3/10/47 899,297
1,500 (c) COMM 2014-UBS3 Mortgage Trust, 2014 UBS3 4.767% 6/10/47 672,818
1,400 (c) COMM 2015-CCRE22 Mortgage Trust, 2015 CR22 3.000% 3/10/48 930,694
2,000 (d) COMM 2015-CCRE23 Mortgage Trust, 2015 CR23 4.413% 5/10/48 1,822,743
1,800 (d) COMM 2015-CCRE24 Mortgage Trust, 2015 CR24 3.463% 8/10/48 1,588,217
800 (d) COMM 2015-CCRE25 Mortgage Trust, 2015 CR25 4.668% 8/10/48 770,875
1,245 (d) COMM 2015-CCRE25 Mortgage Trust, 2015 CR25 3.768% 8/10/48 1,128,890
654 (d) COMM Mortgage Trust 4.585% 2/10/47 623,473
625 (b),(c) Connecticut Avenue Securities Trust 2021-R03, (SOFR30A
reference rate + 0.055% spread), 2021 R03
10.835% 12/25/41 656,876
2,100 (b),(c) Connecticut Avenue Securities Trust 2022-R01, (SOFR30A
reference rate + 0.060% spread), 2022 R01
11.335% 12/25/41 2,217,658
2,550 (b),(c),(d) Connecticut Avenue Securities Trust 2022-R02, (SOFR30A
reference rate + 0.045% spread), 2022 R02
9.835% 1/25/42 2,687,860
2,000 (b),(c) Connecticut Avenue Securities Trust 2022-R03, (SOFR30A
reference rate + 6.250% spread), 2022 R03
11.585% 3/25/42 2,225,069
1,000 (b),(c) Connecticut Avenue Securities Trust 2022-R03, (SOFR30A
reference rate + 0.099% spread), 2022 R03
14.823% 3/25/42 1,147,672
2,840 (b),(c) Connecticut Avenue Securities Trust 2022-R05, (SOFR30A
reference rate + 0.070% spread), 2022 R05
12.335% 4/25/42 3,118,181
1,900 (b),(c) Connecticut Avenue Securities Trust 2022-R07, (SOFR30A
reference rate + 0.012% spread), 2022 R07
17.335% 6/25/42 2,318,558
960 (b),(c),(d) Connecticut Avenue Securities Trust 2022-R07, (SOFR30A
reference rate + 6.800% spread), 2022 R07
12.135% 6/25/42 1,089,789
450 (b),(c) Connecticut Avenue Securities Trust 2022-R09, (SOFR30A
reference rate + 0.068% spread), 2022 R09
12.085% 9/25/42 503,260
4,000 (b),(c),(d) Connecticut Avenue Securities Trust 2023-R02, (SOFR30A
reference rate + 0.056% spread), 2023 R02
10.885% 1/25/43 4,434,222
2,250 (b),(c),(d) Connecticut Avenue Securities Trust 2023-R05, (SOFR30A
reference rate + 0.048% spread), 2023 R05
10.085% 6/25/43 2,457,871
2,280 (b),(c),(d) Connecticut Avenue Securities Trust 2023-R06, (SOFR30A
reference rate + 0.039% spread), 2023 R06
9.188% 7/25/43 2,423,945
33,000 (c) DOLP Trust 2021-NYC, 2021 NYC, (I/O) 0.665% 5/10/41 1,113,103
82 (c) Flagstar Mortgage Trust 2017-2, 2017 2 3.985% 10/25/47 71,679
7,578 Freddie Mac Multifamily ML Certificates, 2021 ML12, (I/O) 1.304% 7/25/41 720,555
3,000 (b),(c),(d) Freddie Mac STACR REMIC Trust 2021-DNA6, (SOFR30A
reference rate + 0.075% spread), 2021 DNA6
12.835% 10/25/41 3,246,464
2,275 (b),(c) Freddie Mac STACR REMIC Trust 2022-DNA1, (SOFR30A
reference rate + 0.034% spread), 2022 DNA1
8.735% 1/25/42 2,351,283
1,000 (b),(c) Freddie Mac STACR REMIC Trust 2022-DNA1, (SOFR30A
reference rate + 0.071% spread), 2022 DNA1
12.435% 1/25/42 1,074,412

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
MORTGAGE-BACKED SECURITIES (continued)
$ 4,900 (b),(c) Freddie Mac STACR REMIC Trust 2022-DNA2, (SOFR30A
reference rate + 0.048% spread), 2022 DNA2
10.085% 2/25/42 $ 5,234,122
1,000 (b),(c) Freddie Mac STACR REMIC Trust 2022-DNA2, (SOFR30A
reference rate + 0.085% spread), 2022 DNA2
13.788% 2/25/42 1,110,388
3,750 (b),(c),(d) Freddie Mac STACR REMIC Trust 2022-DNA3, (SOFR30A
reference rate + 0.057% spread), 2022 DNA3
8.647% 4/25/42 4,084,848
2,245 (b),(c) Freddie Mac STACR REMIC Trust 2022-DNA3, (SOFR30A
reference rate + 0.098% spread), 2022 DNA3
15.087% 4/25/42 2,571,825
107 (b) Freddie Mac Strips, (SOFR30A reference rate + 0.058%
spread), 2014 327, (I/O)
0.472% 3/15/44 8,362
6,700 (b),(d) Government National Mortgage Association, (SOFR30A
reference rate + 0.063% spread), 2020 133, (I/O)
0.917% 9/20/50 658,482
1,100 (b),(c) GS Mortgage Securities Corp Trust 2018-TWR, (TSFR1M
reference rate + 0.019% spread), 2018 TWR
7.226% 7/15/31 429,000
700 (b),(c) GS Mortgage Securities Corp Trust 2018-TWR, (TSFR1M
reference rate + 2.397% spread), 2018 TWR
7.726% 7/15/31 198,450
892 (b),(c) GS Mortgage Securities Corp Trust 2018-TWR, (TSFR1M
reference rate + 4.222% spread), 2018 TWR
9.551% 7/15/31 18,732
1,000 (b),(c) GS Mortgage Securities Corp Trust 2018-TWR, (TSFR1M
reference rate + 1.747% spread), 2018 TWR
7.076% 7/15/31 600,000
700 (b),(c) GS Mortgage Securities Corp Trust 2018-TWR, (TSFR1M
reference rate + 3.097% spread), 2018 TWR
8.426% 7/15/31 117,600
1,000 (b),(c),(d) GS Mortgage Securities Corp Trust 2021-ARDN, (TSFR1M
reference rate + 2.864% spread), 2021 ARDN
8.193% 11/15/36 987,365
1,400 (b),(c),(d) GS Mortgage Securities Corp Trust 2021-ARDN, (TSFR1M
reference rate + 0.035% spread), 2021 ARDN
8.793% 11/15/36 1,380,645
2,000 (d) GS Mortgage Securities Trust 2016-GS4, 2016 GS4 4.076% 11/10/49 1,698,179
1,000 (c) Hudson Yards 2019-55HY Mortgage Trust, 2019 55HY 3.041% 12/10/41 774,232
377 (c) JP Morgan Chase Commercial Mortgage Securities Trust
2019-ICON UES, 2019 UES
4.601% 5/05/32 359,619
441 (c) JP Morgan Chase Commercial Mortgage Securities Trust
2019-ICON UES, 2019 UES
4.601% 5/05/32 418,406
366 (c) JP Morgan Chase Commercial Mortgage Securities Trust
2020-NNN, 2020 NNN
3.972% 1/16/37 141,880
2,000 (d) JPMBB Commercial Mortgage Securities Trust 2014-C22,
2014 C22
4.694% 9/15/47 1,753,813
1,000 (d) JPMBB Commercial Mortgage Securities Trust 2015-C27,
2015 C27
3.898% 2/15/48 895,408
760 (d) JPMBB Commercial Mortgage Securities Trust 2015-C29,
2015 C29
4.118% 5/15/48 724,323
1,189 (d) JPMBB Commercial Mortgage Securities Trust 2016-C1,
2016 C1
4.858% 3/17/49 1,086,779
2,000 (d) JPMCC Commercial Mortgage Securities Trust 2017-JP5,
2017 JP5
3.904% 3/15/50 1,663,323
1,930 (d) JPMCC Commercial Mortgage Securities Trust 2017-JP6,
2017 JP6
3.851% 7/15/50 1,473,304
1,500 (c) JPMCC Commercial Mortgage Securities Trust 2017-JP6,
2017 JP6
4.601% 7/15/50 1,073,928
1,849 (c),(d) JPMCC Commercial Mortgage Securities Trust 2017-JP7,
2017 JP7
4.518% 9/15/50 1,472,818
1,214 (d) Morgan Stanley Bank of America Merrill Lynch Trust 2014
C19, 2014 C19
4.000% 12/15/47 1,152,190
226 Morgan Stanley Capital I Trust 2015-MS1, 2015 MS1 4.157% 5/15/48 211,807
180 Morgan Stanley Mortgage Loan Trust 2007-15AR, 2007
15AR
3.370% 11/25/37 122,015
1,000 (c) MRCD 2019-MARK Mortgage Trust, 2019 PARK 2.718% 12/15/36 635,100
250 (c) MSCG Trust 2015-ALDR, 2015 ALDR 3.577% 6/07/35 218,466
750 (c) MSCG Trust 2015-ALDR, 2015 ALDR 3.577% 6/07/35 666,720
1,050 (b),(c) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M reference rate + 0.043% spread), 2019 MILE
9.658% 7/15/36 707,698
1,000 (b),(c) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M reference rate + 2.829% spread), 2019 MILE
8.158% 7/15/36 781,465

Nuveen Mortgage and Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

JLS
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
MORTGAGE-BACKED SECURITIES (continued)
$ 451 (b),(c) OPEN Trust, (TSFR1M reference rate + 0.052% spread),
2023 AIR
10.565% 10/15/28 $ 454,526
1,000 (b),(c) PKHL Commercial Mortgage Trust 2021-MF, (TSFR1M
reference rate + 2.114% spread), 2021 MF
7.443% 7/15/38 800,592
1,000 (b),(c),(d) PKHL Commercial Mortgage Trust 2021-MF, (TSFR1M
reference rate + 0.099% spread), 2021 MF
6.323% 7/15/38 955,283
1,624 (b),(c),(d) SMR 2022-IND Mortgage Trust, (TSFR1M reference rate +
0.040% spread), 2022 IND
9.279% 2/15/39 1,537,011
127,100 (c) SUMIT 2022-BVUE Mortgage Trust, 2022 BVUE, (I/O) 0.179% 2/12/41 575,649
1,000 (b),(c) TX Trust 2024-HOU, (TSFR1M reference rate + 0.032%
spread), 2024 1
8.558% 6/15/39 994,573
1,250 (c) VNDO Trust 2016-350P, 2016 350P 4.033% 1/10/35 1,122,165
1,300 (d) Wells Fargo Commercial Mortgage Trust 2015-NXS1, 2015
NXS1
4.254% 5/15/48 1,154,554
TOTAL MORTGAGE-BACKED SECURITIES
(cost $106,577,565) 97,268,873
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
ASSET-BACKED SECURITIES - 41.7% (31.3% of Total Investments) X 44,546,257
1,214 (c) AASET 2020-1 Trust, 2020 1A 6.413% 1/16/40 $ 358,156
1,500 (b),(c) ACRE Commercial Mortgage 2021-FL4 Ltd, (TSFR1M
reference rate + 0.027% spread), 2021 FL4
8.046% 12/18/37 1,435,419
515 (c) Affirm Asset Securitization Trust 2023-B, 2023 B 11.320% 9/15/28 531,726
490 (c),(d) Air Canada 2020-2 Class B Pass Through Trust, 2020 A 9.000% 10/01/25 498,460
550 (c) Avis Budget Rental Car Funding AESOP LLC, 2021 2A 4.080% 2/20/28 491,467
983 (c) Bojangles Issuer LLC, 2020 1A 3.832% 10/20/50 932,737
250 (c) Bonanza RE Ltd 5.359% 1/08/25 207,925
750 (b),(c) Bonanza RE Ltd, (3-Month U.S. Treasury Bill reference rate +
8.450% spread)
12.787% 1/08/26 754,050
250 (b),(c) Bonanza RE Ltd, (3-Month U.S. Treasury Bill reference rate +
5.620% spread)
10.988% 3/16/25 235,850
500 (b),(c) Bonanza RE Ltd, (3-Month U.S. Treasury Bill reference rate +
0.049% spread), 2020 A
10.270% 12/23/24 482,500
361 (c),(d) British Airways 2020-1 Class B Pass Through Trust, 2020 A 8.375% 11/15/28 378,006
2,000 (c) Cars Net Lease Mortgage Notes Series 2020-1, 2020 1A 4.690% 12/15/50 1,767,683
775 (c) CARS-DB4 LP, 2020 1A 4.520% 2/15/50 715,290
3 (c),(e) Carvana Auto Receivables Trust 2021-P2, 2021 P2 0.000% 5/10/28 481,250
250 (b),(c) Cayuga Park CLO Ltd, (TSFR3M reference rate + 6.262%
spread), 2020 1A
1.000% 7/17/34 251,178
385 (b),(c) CIFC Funding 2020-II Ltd, (3-Month LIBOR reference rate +
0.068% spread), 2020 2A
12.086% 10/20/34 387,192
375 (b),(c) CIFC Funding 2022-II Ltd, (TSFR3M reference rate + 7.000%
spread), 2022 2A
12.327% 4/19/35 377,629
750 (b),(c) CIFC Funding 2022-IV Ltd, (SOFR reference rate + 0.036%
spread), 2022 4A
8.878% 7/16/35 753,032
250 (b),(c) Citrus Re Ltd, (3-Month U.S. Treasury Bill reference rate +
5.060% spread)
5.100% 6/07/25 248,025
250 (c) Cologix Data Centers US Issuer LLC, 2021 1A 5.990% 12/26/51 223,281
1,061 (c) CyrusOne Data Centers Issuer I LLC, 2023 1A 5.450% 4/20/48 993,130
1,000 (b),(c) Elmwood CLO 26 Ltd, (TSFR3M reference rate + 6.450%
spread), 2024 1A
11.741% 4/18/37 1,029,062
911 (c) EWC Master Issuer LLC, 2022 1A 5.500% 3/15/52 867,384
1,500 (c) Frontier Issuer LLC, 2023 1 11.500% 8/20/53 1,514,168
1,500 (c) Frontier Issuer LLC, 2023 1 8.300% 8/20/53 1,539,008
500 (b),(c) GoldentTree Loan Management US CLO 1 Ltd, (3-Month
LIBOR reference rate + 0.078% spread), 2021 11A
8.563% 10/20/34 473,515
1,000 (b),(c) GRACIE POINT INTERNATIONAL FUNDING 2023-2,
(SOFR90A reference rate + 0.054% spread), 2023 2A
10.749% 3/01/27 1,017,711
173 (b),(c) Gracie Point International Funding 2024-1 LLC, (SOFR90A
reference rate + 7.150% spread), 2024 1A
12.500% 3/01/28 173,228

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED SECURITIES (continued)
$ 483 (c) Hardee's Funding LLC, 2020 1A 3.981% 12/20/50 $ 438,515
500 (c) Hertz Vehicle Financing III LLC, 2022 1A 4.850% 6/25/26 482,715
250 (b),(c) Hestia Re Ltd, (1-Month U.S. Treasury Bill reference rate +
10.080% spread)
15.440% 4/22/25 240,800
150 (c) HIN Timeshare Trust 2020-A, 2020 A 6.500% 10/09/39 139,465
209 (c) HIN Timeshare Trust 2020-A, 2020 A 5.500% 10/09/39 196,805
750 (c) Hotwire Funding LLC, 2024 1A 9.188% 6/20/54 759,865
268 (c) LUNAR AIRCRAFT 2020-1 LTD, 2020 1A 3.376% 2/15/45 254,907
500 (b),(c) Madison Park Funding XXXVI Ltd, (TSFR3M reference rate +
5.460% spread), 2019 36A
5.764% 4/15/35 498,490
1,125 (b),(c) Magnetite XXIII Ltd, (TSFR3M reference rate + 6.562%
spread), 2019 23A
7.484% 1/25/35 1,135,985
250 (b),(c) Matterhorn Re Ltd, (SOFR reference rate + 0.053% spread) 5.889% 3/24/25 240,075
500 (c) Mercury Financial Credit Card Master Trust, 2022 3A 10.680% 6/21/27 499,701
500 (c) Mercury Financial Credit Card Master Trust, 2023 1A 9.590% 9/20/27 503,283
500 (c) Mercury Financial Credit Card Master Trust, 2023 1A 8.040% 9/20/27 503,517
125 (c) MetroNet Infrastructure Issuer LLC, 2023 1A 8.010% 4/20/53 127,839
1,000 (c) MetroNet Infrastructure Issuer LLC, 2024 1A 10.860% 4/20/54 996,396
125 (c) MetroNet Infrastructure Issuer LLC, 2023 1A 10.850% 4/20/53 124,599
1,223 (c) Mexico Remittances Funding Fiduciary Estate Management
Sarl
4.875% 1/15/28 1,113,735
1,525 (c),(e) Mosaic Solar Loan Trust 2019-2, 2019 2A 0.000% 9/20/40 597,953
1,000 (c),(e) Mosaic Solar Loan Trust 2020-1, 2020 1A 0.000% 4/20/46 534,800
678 (c) Mosaic Solar Loan Trust 2020-2, 2020 2A 5.420% 8/20/46 605,472
1,000 (c) Mosaic Solar Loans LLC, 2024 1A 10.000% 9/20/49 851,125
170 (c) MVW 2020-1 LLC, 2020 1A 7.140% 10/20/37 165,492
500 (b),(c) Neuberger Berman CLO Ltd, (TSFR3M reference rate +
0.076% spread), 2023 23-53A
12.948% 10/24/32 509,562
500 (c) Oportun Funding 2022-1 LLC, 2022 1 6.000% 6/15/29 494,020
146 (c) Oportun Funding XIV LLC, 2021 A 5.400% 3/08/28 139,649
937 (c) Oportun Issuance Trust 2021-B, 2021 B 5.410% 5/08/31 868,753
350 (c) Oportun Issuance Trust 2021-C, 2021 C 5.570% 10/08/31 319,007
2,000 (c) Oportun Issuance Trust 2024-1, 2024 1A 12.072% 4/08/31 1,994,960
925 (b),(c) Palmer Square CLO 2023-1 Ltd, (TSFR3M reference rate +
0.053% spread), 2023 1A
10.625% 1/20/36 944,368
625 (b),(c) Palmer Square CLO Ltd, (TSFR3M reference rate + 6.350%
spread), 2022 1A
11.675% 4/20/35 631,194
750 (b),(c) Rad CLO 7 Ltd, (TSFR3M reference rate + 4.150% spread),
2020 7A
9.467% 4/17/36 753,175
400 (b),(c) Residential Reinsurance 2020 Ltd, (3-Month U.S. Treasury
Bill reference rate + 6.290% spread), 2020 A
6.510% 12/06/24 382,320
500 (b),(c) Residential Reinsurance 2022 Ltd, (3-Month U.S. Treasury
Bill reference rate + 7.690% spread)
13.050% 12/06/26 491,800
500 (b),(c) SD Re Ltd, (3-Month U.S. Treasury Bill reference rate +
9.250% spread)
14.612% 11/19/24 498,500
31 (c) Sierra Timeshare 2019-3 Receivables Funding LLC, 2019 3A 4.180% 8/20/36 31,028
195 (c) Sierra Timeshare 2020-2 Receivables Funding LLC, 2020 2A 6.590% 7/20/37 192,266
1,000 (b),(c) Sixth Street CLO XIX Ltd, (3-Month LIBOR reference rate +
6.162% spread), 2021 19A
6.035% 7/20/34 1,004,370
415 (c) Start II LTD, 2019 1 5.095% 3/15/44 377,207
481 (c) Sunnova Helios XII Issuer LLC, 2023 B 6.000% 8/22/50 437,179
1,000 (b),(c) TCW CLO 2021-2 Ltd, (3-Month LIBOR reference rate +
0.071% spread), 2021 2A
6.985% 7/25/34 1,003,891
500 (b),(c) Ursa Re II Ltd, (3-Month U.S. Treasury Bill reference rate +
7.000% spread)
12.355% 12/06/25 515,100
915 (c) Vivint Solar Financing V LLC, 2018 1A 7.370% 4/30/48 851,170
501 (c) VR Funding LLC, 2020 1A 6.420% 11/15/50 463,399
500 (c) Ziply Fiber Issuer LLC, 2024 1A 7.810% 4/20/54 509,188

Nuveen Mortgage and Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

JLS
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED SECURITIES (continued)
$ 1,000 (c) Ziply Fiber Issuer LLC, 2024 1A 11.170% 4/20/54 $ 1,004,555
TOTAL ASSET-BACKED SECURITIES
(cost $47,409,128) 44,546,257
TOTAL LONG-TERM INVESTMENTS
(cost $153,986,693) 141,815,130
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.4% (0.3% of Total Investments)
X –
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0 .4% ( 0 .3 % of Total Investments) X 464,797
$ 465 Federal Home Loan Bank Discount Notes 0.000% 7/01/24 $ 464,797
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(cost $465,000) 464,797
TOTAL SHORT-TERM INVESTMENTS
(cost $465,000) 464,797
TOTAL INVESTMENTS (cost $ 154,451,693 ) - 133 .3% 142,279,927
BORROWINGS - (3.3)% (f),(g) (3,520,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (29.8)%(h) (31,759,565)
OTHER ASSETS & LIABILITIES, NET -   (0.2)% (295,080)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 106,705,282
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $116,098,938 or 81.6% of Total Investments.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $48,727,053 have been pledged as collateral for reverse repurchase agreements.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Borrowings as a percentage of Total Investments is 2.5%.
(g) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $31,100,920 have been pledged as collateral for borrowings.
(h) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 22.3%.
I/O Interest only security
LIBOR London Inter-Bank Offered Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

.
June 30, 2024 (Unaudited) JGH NPCT
(1)
JLS
ASSETS
Long-term investments, at value
†
$ 428,546,428 $ 508,413,802 $ 141,815,130
Short-term investments, at value
◊
10,564,825 5,927,900 464,797
Cash 54,395 1,209,771 –
Cash denominated in foreign currencies
^
34 532,069 –
Cash collateral at broker for investments in swaps contracts – 1,800,223 –
Swaps premiums paid – 47,939 –
Unrealized appreciation on cross currency swap contracts – 3,886,287 –
Unrealized appreciation on interest rate swaps contracts 2,853,113 – –
Receivables:
Dividends 6,694 106,747 –
Interest 7,499,462 5,819,211 787,657
Investments sold 4,525,960 26,577 –
Reclaims – 153,214 773
Other 80,269 40,256 28,248
Total assets 454,131,180 527,963,996 143,096,605
LIABILITIES
Cash overdraft – – 28,875
Cash collateral due to broker 2,816,609 – –
Borrowings 119,000,000 62,500,000 3,520,000
Reverse repurchase agreements, including accrued interest – 49,166,427 31,759,565
TFP Shares, Net
**
– 69,700,024 –
Payables:
Management fees 301,947 412,197 111,235
Dividends 2,350,923 3,276,184 833,798
Interest 235,200 325,833 20,588
Investments purchased - regular settlement 7,362,949 – –
Investments purchased - when-issued/delayed-delivery settlement 12,285,656 – –
Accrued expenses:
Custodian fees 66,023 55,328 36,825
Investor relations – – 1,277
Trustees fees 46,184 9,161 24,177
Professional fees 32,795 32,891 49,594
Shareholder reporting expenses 21,380 – 4,240
Shareholder servicing agent fees 1,169 3,161 1,149
Total liabilities 144,520,835 185,481,206 36,391,323
Commitments and contingencies
(2)
Net assets applicable to common shares $ 309,610,345 $ 342,482,790 $ 106,705,282
Common shares outstanding 23,177,393 28,755,000 5,476,626
Net asset value ("NAV") per common share outstanding $ 13 .36 $ 20 .38 $ 19 .48
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Common shares, $0.01 par value per share $ 231,774 $ 287,550 $ 54,766
Paid-in capital 460,945,841 401,692,736 121,692,870
Total distributable earnings (loss) (151,567,270) (59,497,496) (15,042,354)
Net assets applicable to common shares $ 309,610,345 $ 342,482,790 $ 106,705,282
Authorized shares:
Common Unlimited Unlimited Unlimited
Preferred — Unlimited —
†
Long-term investments, cost $ 448,124,828 $ 629,788,586 $ 153,986,693
◊
Short-term investments, cost $ 10,564,825 $ 5,927,900 $ 465,000
^
Cash denominated in foreign currencies, cost $ 34 $ 534,063 $ —
**
TFP Shares, liquidation preference — 70,000,000 —
(1) Consolidated Statement of Assets and Liabilities (as disclosed in Notes to Financial Statements).
(2) As disclosed in Notes to Financial Statements.

Statement of Operations
See Notes to Financial Statements

Six Months Ended June 30, 2024 (Unaudited) JGH NPCT
(1)
JLS
INVESTMENT INCOME
Dividends $ 239,100 $ 536,173 $ —
Interest 15,585,607 16,854,833 6,958,521
Rehypothecation income — — 10
Tax withheld (1,363) (7,272) —
Total investment income 15,823,344 17,383,734 6,958,531
EXPENSES
– – –
Management fees 1,828,946 2,523,466 672,209
Shareholder servicing agent fees 1,842 15,570 2,020
Interest expense and amortization of offering costs 3,897,987 5,861,868 1,184,061
Trustees fees 7,527 13,015 2,437
Custodian expenses 26,685 26,575 20,197
Investor relations expenses 52,377 39,663 13,358
Professional fees 52,109 78,250 57,260
Shareholder reporting expenses 21,998 96,181 10,564
Stock exchange listing fees 3,830 4,515 3,830
Other 11,282 39,172 39,434
Total expenses 5,904,583 8,698,275 2,005,370
Net investment income (loss) 9,918,761 8,685,459 4,953,161
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (6,929,279) (6,702,225) (631,387)
Forward foreign currency contracts — 206,393 —
Swaps contracts 1,547,673 439,914 —
Foreign currency transactions (89,627) (246,580) —
Net realized gain (loss) (5,471,233) (6,302,498) (631,387)
Change in unrealized appreciation (depreciation) on:
Investments 9,872,434 12,121,469 4,244,216
Forward foreign currency contracts — 274,393 —
Swaps contracts (256,850) 705,870 —
Foreign currency translations (1) (14,213) —
Net change in unrealized appreciation (depreciation) 9,615,583 13,087,519 4,244,216
Net realized and unrealized gain (loss) 4,144,350 6,785,021 3,612,829
Net increase (decrease) in net assets applicable to common shares from operations $ 14,063,111 $ 15,470,480 $ 8,565,990
(1) Consolidated Statement of Operations (as disclosed in Notes to Financial Statements).

Statement of Changes in Net Assets
See Notes to Financial Statements

JGH NPCT
(1)
Unaudited
Six Months Ended
6/30/24
Year Ended
12/31/23
Unaudited
Six Months Ended
6/30/24
Year Ended
12/31/23
OPERATIONS
Net investment income (loss) $ 9,918,761 $ 18,999,710 $ 8,685,459 $ 11,070,164
Net realized gain (loss) (5,471,233) (11,956,041) (6,302,498) (35,369,541)
Net change in unrealized appreciation (depreciation) 9,615,583 35,188,563 13,087,519 44,717,616
Net increase (decrease) in net assets applicable to common shares from operations 14,063,111 42,232,232 15,470,480 20,418,239
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (14,393,161) (21,961,088) (16,332,840) (12,788,503)
Return of Capital – (6,825,234) – (17,001,677)
Total distributions (14,393,161) (28,786,322) (16,332,840) (29,790,180)
Net increase (decrease) in net assets applicable to common shares (330,050) 13,445,910 (862,360) (9,371,941)
Net assets applicable to common shares at the beginning of the period 309,940,395 296,494,485 343,345,150 352,717,091
Net assets applicable to common shares at the end of the
period $ 309,610,345 $ 309,940,395 $ 342,482,790 $ 343,345,150

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
JLS
Unaudited
Six Months Ended
6/30/24
Year Ended
12/31/23
OPERATIONS
Net investment income (loss) $ 4,953,161 $ 8,246,453
Net realized gain (loss) (631,387) (151,201)
Net change in unrealized appreciation (depreciation) 4,244,216 96,125
Net increase (decrease) in net assets applicable to common shares from operations 8,565,990 8,191,377
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (4,729,067) (8,590,403)
Total distributions (4,729,067) (8,590,403)
Net increase (decrease) in net assets applicable to common shares 3,836,923 (399,026)
Net assets applicable to common shares at the beginning of the period 102,868,359 103,267,385
Net assets applicable to common shares at the end of the period $ 106,705,282 $ 102,868,359
(1) Consolidated Statement of Changes in Net Assets (as disclosed in Notes to Financial Statements).

Statement of Cash Flows
See Notes to Financial Statements

The following table provides a reconciliation of cash, cash denominated in foreign currencies and cash collateral at brokers to the Statement of
Assets and Liabilities:
Six Months Ended June 30, 2024 (Unaudited)
JGH NPCT
(1)
JLS
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations $ 14,063,111 $ 15,470,480 $ 8,565,990
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments (195,057,014) (60,789,772) (19,038,447)
Proceeds from sale and maturities of investments 186,569,356 80,637,707 20,539,462
Proceeds from (Purchase of) short-term investments, net (3,739,825) (2,352,900) 594,671
Proceeds from (Purchase of) closed foreign currency spot transactions (1,345) (22,302) —
Premiums received (paid) for credit default swaps contracts — (165) —
Amortization (Accretion) of premiums and discounts, net (588,087) (14,918) (165,160)
Amortization of deferred offering costs — 20,762 —
(Increase) Decrease in:
Receivable for dividends — 24,503 —
Receivable for interest (655,335) 194,877 (55,260)
Receivable for reclaims — (17,152) 77
Receivable for investments sold (2,916,283) 168,208 68,970
Other assets 309,678 393 30,479
Increase (Decrease) in:
Payable for interest (689,921) (73,617) (29,614)
Payable for investments purchased - regular settlement 7,362,949 — —
Payable for investments purchased - when-issued/delayed-delivery settlement 11,885,928 — —
Payable for management fees (7,244) (24,495) (3,046)
Accrued custodian fees 2,309 6,579 9,979
Accrued investor relations fees (672) (600) 1,112
Accrued Trustees fees (70,683) 996 (35,952)
Accrued professional fees 26,768 32,891 2,894
Accrued shareholder reporting expenses (27,601) (30,842) (6,070)
Accrued shareholder servicing agent fees 798 (1,513) 1,094
Accrued other expenses (440) (8,123) (5)
Net realized (gain) loss from investments 6,929,279 6,702,225 631,387
Net realized (gain) loss from foreign currency transactions 89,627 246,580 —
Net realized (gain) loss from paydowns 578,494 (55,939) 76,301
Net change in unrealized (appreciation) depreciation of investments (9,872,434) (12,121,469) (4,244,216)
Net change in unrealized (appreciation) depreciation of forward foreign currency — (274,393) —
Net change in unrealized (appreciation) depreciation of swaps contracts 256,850 (705,870) —
Net change in unrealized (appreciation) depreciation on foreign currency translations 1 14,213 —
Net cash provided by (used in) operating activities 14,448,264 27,026,344 6,944,646
CASH FLOWS FROM FINANCING ACTIVITIES
(Repayments) of borrowings — (13,000,000) (2,000,000)
Proceeds from reverse repurchase agreements — (94,640,000) (60,956,000)
(Repayments of) reverse repurchase agreements — 97,640,000 60,956,000
Increase (Decrease) in:
Cash overdraft (2,000,972) (1,054,478) (1,049,377)
Cash collateral due to broker (350,660) — —
Cash distributions paid to common shareholders (12,042,238) (13,056,656) (3,895,269)
Net cash provided by (used in) financing activities (14,393,870) (24,111,134) (6,944,646)
Net increase (decrease) in Cash, cash denominated in foreign currencies and cash collateral at brokers 54,394 2,915,210 –
Cash, cash denominated in foreign currencies and cash collateral at brokers at the beginning of period 35 626,853 —
Cash, cash denominated in foreign currencies and cash collateral at brokers at the end of period $ 54,429 $ 3,542,063 $ —
(1) Consolidated Statement of Cash Flows (as disclosed in Notes to Financial Statements).
JGH NPCT JLS
Cash $ 54,395 $ 1,209,771 $ —
Cash denominated in foreign currencies 34 532,069 —
Cash collateral at broker for investments in swaps contracts — 1,800,223 —
Total cash, cash denominated in foreign currencies , cash collateral at brokers $ 54,429 $ 3,542,063 $ —

See Notes to Financial Statements

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION JGH NPCT JLS
Cash paid for interest (excluding borrowing and amortization of offering costs)
$ 4,530,060 $ 4,560,668 $ 173,334

Financial Highlights

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains
Return of
Capital Total
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
JGH
6/30/24(d) $ 13.37 $ 0.43 $ 0.18 $ 0.61 $ (0.62) $ — $ — $ (0.62) $ 13.36 $ 12.79
12/31/23 12.79 0.82 1.00 1.82 (0.95) — (0.29) (1.24) 13.37 12.20
12/31/22 16.63 0.95 (3.43) (2.48) (0.99) — (0.37) (1.36) 12.79 11.25
12/31/21 16.97 1.04 (0.08) 0.96 (0.98) — (0.32) (1.30) 16.63 15.88
12/31/20 18.14 1.10 (1.16) (0.06) (1.07) — (0.04) (1.11) 16.97 15.55
12/31/19 16.01 1.19 2.17 3.36 (1.20) — (0.03) (1.23) 18.14 16.38
NPCT(f)
6/30/24(d) 11.94 0.29 8.72 9.01 (0.57) — — (0.57) 20.38 10.88
12/31/23 12.27 0.38 0.33 0.71 (0.45) — (0.59) (1.04) 11.94 10.08
12/31/22 19.66 0.67 (6.83) (6.16) (0.78) — (0.45) (1.23) 12.27 10.36
12/31/21(g) 20.00 0.31 0.07 0.38 (0.36) (0.03) (0.33) (0.72) 19.66 18.30
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at Common Share NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

See Notes to Financial Statements.

Ratios of Interest Expense to
Average Net Assets Applicable
to Common Shares
JGH
NPCT
6/30/24(d)
2.53% (e)
3.46% (e)
12/31/23
2.46
3.77
12/31/22
1.04
1.33
12/31/21
0.35
0.18 (e),(g)
12/31/20
0.59
—
12/31/19
1.33
—
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value(b)
Based
on
Share
Price(b)
Net
Assets,
End of
Period (000) Expenses(c)
Net
Investment
Income
(Loss)(c)
Portfolio
Turnover
Rate
4.66% 10.07% $ 309,610 3.84% (e) 6.45% (e) 44%
15.15 20.80 309,940 3.82 6.43 35
(15.10) (21.07) 296,494 2.43 6.82 26
5.82 10.84 385,474 1.68 6.16 87
0.39 2.88 393,299 1.87 6.94 35
21.54 29.93 420,480 2.64 6.84 43
4.61 13.94 342,483 5.13 (e) 4.91 (e) 12
6.21 7.77 343,345 5.50 3.27 11
(31.89) (37.45) 352,717 2.95 4.61 10
1.90 (4.96) 565,276 1.47 (e) 2.28 (e) 17
(c) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares (as described in Notes to Financial
Statements), borrowings and/or reverse repurchase agreements (as described in Notes to Financial Statements), where applicable.
• Each ratio includes the effect of all interest expenses paid and other costs related to preferred shares, borrowings and/or reverse repurchase agreements, where applicable, as follows:
(d) Unaudited.
(e) Annualized.
(f) Consolidated Financial Highlights (as disclosed in Notes to Financial Statements).
(g) For the period April 27, 2021 (commencement of operations) through December 31, 2021.

Financial Highlights (continuted)

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains
Return of
Capital Total
Discount
Per
Share
Repurchased
and Retired
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
JLS
6/30/24(d) $ 18.78 $ 0.90 $ 0.66 $ 1.56 $ (0.86) $ — $ — $ (0.86) $ — $ 19.48 $ 18.02
12/31/23 18.86 1.51 (0.02) 1.49 (1.57) — — (1.57) — 18.78 16.88
12/31/22 22.19 1.12 (3.38) (2.26) (0.86) — (0.20) (1.06) (0.01) 18.86 16.18
12/31/21 22.17 0.83 0.16 0.99 (0.85) — (0.12) (0.97) — 22.19 20.96
12/31/20 22.83 0.86 (0.55) 0.31 (0.73) — (0.24) (0.97) — 22.17 19.77
12/31/19 23.02 0.76 0.41 1.17 (0.92) — (0.44) (1.36) — 22.83 21.96
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at Common Share NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

See Notes to Financial Statements.

Ratios of Interest Expense
to
Average Net Assets
Applicable
to Common Shares
JLS
6/30/24(d)
2.25% (e)
12/31/23
2.60
12/31/22
1.17
12/31/21
0.45
12/31/20
0.91
12/31/19
1.15
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value(b)
Based
on
Share
Price(b)
Net
Assets,
End of
Period (000) Expenses(c)
Expenses
After
Reimbursement
Net
Investment
Income
(Loss)(c)
Portfolio
Turnover
Rate
8.43% 12.10% $ 106,705 3.81% (e) N/A % (e) 9.41% (e) 13%
8.18 14.79 102,868 4.16 N/A 7.98 28
(10.30) (17.88) 103,267 2.72 N/A 5.61 47
4.47 11.02 121,785 1.87 N/A 3.69 73
1.69 (5.36) 121,642 2.46 1.54 4.04 117
5.16 4.27 125,253 2.72 2.53 (f) 3.26 (f) 100
(c) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to borrowings and/or reverse repurchase agreements (as described in Notes to Financial Statements), where applicable.
• Each ratio includes the effect of all interest expenses paid and other costs related to borrowings and/or reverse repurchase agreements, where applicable, as follows:
(d) Unaudited.
(e) Annualized.
(f) During the fiscal year ended December 31, 2019, the Adviser voluntarily reimbursed the Fund for certain expenses incurred in connection with its restructuring.

Financial Highlights (continuted)
The following table sets forth information regarding each Fund's outstanding senior securities as of the end of each of the Fund's last five fiscal periods, as applicable.
Borrowings TFP Shares
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per $1,000
Share(b)
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per $1,000
Share(b)
Asset
Coverage
Per $1
Liquidation
Preference(c)
JGH
6/30/24(d) $ 119,000 $ 3,602 $ — $ — $ —
12/31/23 119,000 3,605 — — —
12/31/22 127,000 3,335 — — —
12/31/21 159,000 3,424 — — —
12/31/20 149,200 3,636 — — —
12/31/19 175,200 3,400 — — —
NPCT
6/30/24(d) 62,500 7,600 70,000 3,585 3.58
12/31/23 75,500 6,475 70,000 3,360 3.36
12/31/22 105,500 5,007 70,000 3,010 3.01
12/31/21(e) 167,000 4,385 — — —
JLS
6/30/24(d) 3,520 31,314 — — —
12/31/23 5,520 19,636 — — —
12/31/22 12,495 9,265 — — —
12/31/21 8,455 15,404 — — —
12/31/20 15,505 8,845 — — —
12/31/19 — — — — —
(a) Aggregate Amount Outstanding: Aggregate amount outstanding represents the principal amount outstanding or liquidation preference, if applicable, as of the end of the relevant fiscal year.
(b) Asset Coverage Per $1,000: Asset coverage per $1,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding (if applicable), plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 1,000.
(c) Includes all preferred shares presented for the Fund.
(d) Unaudited.
(e) For the period April 27, 2021 (commencement of operations) through December 31, 2021.

Notes to Financial Statements
(Unaudited)

1. General Information
Fund Information:
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a
“Fund” and collectively, the “Funds”):
Nuveen Global High Income Fund (JGH)
Nuveen Core Plus Impact Fund (NPCT)
Nuveen Mortgage and Income Fund (JLS)
The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as closed-end management investment companies. JGH, NPCT and JLS were organized as Massachusetts business trusts on August 5, 2014, December 4, 2020 and September 10, 2009,
respectively.
Current Fiscal Period:
The end of the reporting period for the Funds is June 30, 2024, and the period covered by these Notes to Financial
Statements is the six months ended June 30, 2024 (the “current fiscal period”).
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolio, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into a sub-
advisory agreement with Nuveen Asset Management, LLC (“NAM”), a subsidiary of the Adviser and Teachers Advisors, LLC (“TAL”), an affiliate of the
Adviser, (each a “Sub-Adviser” and collectively, the “Sub-Advisers”). NAM manages the investment portfolios of JGH and NPCT, while TAL manages the investment portfolio of JLS.
Developments Regarding JGH’s Control Share By-Law:
On January 14, 2021, the Fund’s Board of Trustees (the “Board”) received a shareholder demand letter (the “Demand Letter”) from Saba Capital CEF Opportunities 1, Ltd. and Saba Capital Management, L.P. (collectively, “Saba”)
demanding that the Fund (i) rescind the Fund’s by-law provisions pursuant to which, in summary, a shareholder who obtains beneficial ownership of common shares in a Control Share Acquisition (as defined in the by-laws) shall have the same voting rights as other common shareholders only to the extent authorized by the other disinterested shareholders (the “Control Share By-Law”) and (ii) commence judicial action against the Board to ensure that the Control Share By-Law is withdrawn. Following review of the Demand Letter, the Board determined that it would not be in the best interests of the Fund or the Fund’s shareholders to take the actions requested in the Demand Letter. Also on January 14, 2021, Saba filed a civil complaint in the U.S. District Court for the Southern District of New York (the “District Court”) against the Fund, certain other Nuveen funds and the
Board, seeking a declaration that the Control Share By-Law violates the 1940 Act, rescission of the Control Share By-Law and a permanent injunction against applying the Control Share By-Law. On February 18, 2022, the District Court granted judgment in favor of Saba’s claim for rescission of the
Control Share By-Law and Saba’s declaratory judgment claim, and declared that the Control Share By-Law violates Section 18(i) of the 1940 Act.
Following review of the judgment of the District Court, on February 22, 2022, the Trustees amended the Fund’s by-laws to provide that the Control
Share By-Law shall be of no force and effect for so long as the judgment of the District Court is effective and that if the judgment of the District Court is reversed, overturned, vacated, stayed, or otherwise nullified, the Control Share By-Law will be automatically reinstated and apply to any beneficial owner of common shares acquired in a Control Share Acquisition, regardless of whether such Control Share Acquisition occurs before or after such reinstatement, for the duration of the stay or upon issuance of the mandate reversing, overturning, vacating or otherwise nullifying the judgment of the District Court. On February 25, 2022, the Board and the Funds appealed the District Court’s decision to the U.S. Court of Appeals for the Second
Circuit. On November 30, 2023, the U.S. Court of Appeals for the Second Circuit upheld the opinion of the District Court. On February 28, 2024, the
Board of the Funds Amended and Restated By-Laws to eliminate the “control share” provisions.
Developments Regarding NPCT’s and JLS’s Control Share By-Law:
On October 5, 2020, the Funds and certain other closed-end funds in the
Nuveen fund complex amended their by-laws. Among other things, the amended by-laws included provisions pursuant to which, in summary, a shareholder who obtains beneficial ownership of common shares in a Control Share Acquisition (as defined in the by-laws) shall have the same
Control Share By-Law. On January 14, 2021, a shareholder of certain Nuveen closed-end funds filed a civil complaint in the District Court against certain Nuveen funds and their trustees, seeking a declaration that such funds’ Control Share By-Laws violate the 1940 Act, rescission of such fund’s
Control Share By-Laws and a permanent injunction against such funds applying the Control Share By-Laws. On February 18, 2022, the District Court
granted judgment in favor of the plaintiff’s claim for rescission of such funds’ Control Share By-Laws and the plaintiff’s declaratory judgment claim, and declared that such funds’ Control Share By-Laws violate Section 18(i) of the 1940 Act. Following review of the judgment of the District Court, on February 22, 2022, the Board amended the Funds’ by-laws to provide that the Funds’ Control Share By-Law shall be of no force and effect for so long as the judgment of the District Court is effective and that if the judgment of the District Court is reversed, overturned, vacated, stayed, or otherwise nullified, the Funds’ Control Share By-Law will be automatically reinstated and apply to any beneficial owner of common shares acquired in a Control Share Acquisition, regardless of whether such Control Share Acquisition occurs before or after such reinstatement, for the duration of the stay or upon issuance of the mandate reversing, overturning, vacating or otherwise nullifying the judgment of the District Court. On February 25,
2022, the Board and the Funds appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit. On November 30, 2023,
the U.S. Court of Appeals for the Second Circuit upheld the opinion of the District Court. On February 28, 2024, the Board of the Funds Amended
and Restated By-Laws to eliminate the “control share” provisions.

Notes to Financial Statements
(Unaudited) (continued)
Basis for Consolidation:
NPCT is presented on a consolidated basis with the Nuveen Core Plus Impact Fund Ltd. (the “Subsidiary”), a wholly-owned subsidiary of NPCT organized under the laws of the Cayman Islands. The Subsidiary commenced operations on April 27, 2021 and is intended to provide the Fund with exposure to Regulation S fixed-income securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private placement transactions with the SEC pursuant to Regulation S under the Securities Act of 1933, as amended. The Subsidiary is advised by the Adviser and has the same investment objective as NPCT, but unlike NPCT, it may invest in Regulation S securities without limitation.
As of the end of the reporting period, the net assets of the Subsidiary were $25,793,175 representing 8% of the Fund’s consolidated net assets. All inter-company transactions and balances have been eliminated.
Select financial information related to the Subsidiary is as follows:
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services – Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Funds pay no compensation directly to those of its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Common Shareholders:
Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
The Funds’ distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of their common shares
(stated in terms of a fixed cents per common share dividend distributions rate which may be set from time to time). Each Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, a Fund may distribute more or less than its net investment income during the period. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode.
On November 29, 2023, the Board updated NPCT's distribution policy as stated in the previous paragraph. Prior to the distribution paid on
December 29, 2023, NPCT made monthly cash distributions to common shareholders of a stated dollar amount per share. Subject to approval and oversight by the Board, the Fund sought to maintain a stable distribution level designed to deliver the long-term return potential of the Fund’s investment strategy through regular monthly distributions (a “Managed Distribution Program”). Total distributions during a calendar year generally were made from the Fund’s net investment income, net realized capital gains and net unrealized capital gains in the Fund’s portfolio, if any. The portion of distributions paid attributed to net unrealized gains, if any, were distributed from the Fund’s assets and is treated by common shareholders as a non-taxable distribution (“return of capital”) for tax purposes.
Foreign Currency Transactions and Translation:
The books and records of the Fund are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
NPCT
Total long-term investments at value $24,393,791
Net assets applicable to Common Shares 25,793,175
Net investment income (loss) 294,030
Net realized gain (loss) from investments and foreign currency -
Change in net unrealized appreciation (depreciation) from investments and foreign currency (83,784)

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period, the following Fund’s investments in non-U.S. securities were as follows:
Foreign Taxes:
The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:
Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in kind (“PIK”) interest, paydown gains and losses and fee income, if any. PIK interest represents income received in the form of securities in lieu of cash. Fee income consists primarily of amendment fees. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received.
JGH Value
% of Total
Investments
Country:
Mexico $ 16,993,773 3 .9%
Colombia 12,926,027 2 .9
United Kingdom 10,976,440 2 .5
Turkey 10,480,609 2 .4
France 10,449,092 2 .4
Netherlands 8,527,343 1 .9
Luxembourg 7,981,315 1 .8
South Africa 7,689,563 1 .8
Canada 7,544,209 1 .7
Switzerland 6,570,062 1 .5
Australia 6,478,052 1 .5
Other 84,943,502 19 .3
Total non-U.S. Securities $191,559,987 43.6%
NPCT Value
% of Total
Investments
Country:
Italy $ 26,754,842 5 .2%
Chile 24,113,429 4 .7
United Kingdom 21,333,730 4 .1
Mexico 17,836,982 3 .5
Canada 14,583,085 2 .8
Australia 13,106,197 2 .6
Indonesia 12,451,327 2 .4
India 10,854,518 2 .1
South Korea 8,824,460 1 .7
Benin 8,451,138 1 .6
United Arab Emirates 7,602,890 1 .5
Other 38,563,233 7 .5
Total non-U.S. Securities $204,475,831 39.7%

Notes to Financial Statements
(Unaudited) (continued)
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Adviser, subject to the oversight of the Board, and are generally classified as Level 2.
Swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Swaps are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

The Funds hold liabilities in preferred shares, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for preferred shares approximate their liquidation preference. Preferred shares are generally classified as Level 2 and further described later in these
Notes to Financial Statements.
The following is a reconciliation of the Funds’ Level 3 investments held at the beginning and end of the measurement period:
JGH
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 250,272,794 $ – $ 250,272,794
Sovereign Debt – 52,503,945 – 52,503,945
Variable Rate Senior Loan Interests – 49,278,065 – 49,278,065
$1,000 Par (or similar) Institutional Preferred – 43,991,056 – 43,991,056
Contingent Capital Securities – 29,676,518 – 29,676,518
$25 Par (or similar) Retail Preferred 1,312,634 – – 1,312,634
Common Stocks 869,383 550 – 869,933
Asset-Backed Securities – – 641,483 641,483
Short-Term Investments:
Repurchase Agreements – 10,564,825 – 10,564,825
Investments in Derivatives:
Interest Rate Swaps* – 2,853,113 – 2,853,113
Total $ 2,182,017 $ 439,140,866 $ 641,483 $ 441,964,366
NPCT
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 286,162,289 $ – $ 286,162,289
$1,000 Par (or similar) Institutional Preferred – 76,271,511 – 76,271,511
Mortgage-Backed Securities – 66,515,402 – 66,515,402
$25 Par (or similar) Retail Preferred 20,749,968 – – 20,749,968
Sovereign Debt – 19,075,769 – 19,075,769
Asset-Backed Securities – 7,555,439 5,598,658 13,154,097
Municipal Bonds – 12,596,817 – 12,596,817
Variable Rate Senior Loan Interests – 11,201,905 – 11,201,905
U.S. Government and Agency Obligations – 2,386,765 – 2,386,765
Convertible Bonds – – 299,279 299,279
Short-Term Investments:
Repurchase Agreements – 5,927,900 – 5,927,900
Investments in Derivatives:
Cross Currency Swaps* – 3,886,287 – 3,886,287
Total $ 20,749,968 $ 491,580,084 $ 5,897,937 $ 518,227,989
JLS
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Mortgage-Backed Securities $ – $ 97,268,873 $ – $ 97,268,873
Asset-Backed Securities – 42,932,254 1,614,003 44,546,257
Short-Term Investments:
U.S. Government and Agency Obligations – 464,797 – 464,797
Total $ – $ 140,665,924 $ 1,614,003 $ 142,279,927
* Represents net unrealized appreciation (depreciation) as reported in Fund's Portfolio of Investments.

Notes to Financial Statements
(Unaudited) (continued)
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the reporting period, were as follows:
Level 3
JGH
Asset-Backed
Securities
Balance at the beginning of period $ 648,570
Gains (losses): -
Net realized gains (losses) -
Change in net unrealized appreciation (depreciation) (7,087)
Purchases at cost -
Sales at proceeds -
Net discounts (premiums) -
Transfers into -
Transfers (out of) -
Balance at the end of period $ 641,483
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $ (7,087)
Level 3
NPCT
Asset-Backed
Securities Convertible Bond
Balance at the beginning of period $ 4,421,470 $ -
Gains (losses):
Net realized gains (losses) (485,569) -
Change in net unrealized appreciation (depreciation) (935,541) (137,514)
Purchases at cost 2,758,279 422,511
Sales at proceeds (289,192) -
Net discounts (premiums) 129,211 14,282
Transfers into - -
Transfers (out of) - -
Balance at the end of period $ 5,598,658 $ 299,279
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $ (935,541) $ (137,514)
Level 3
JLS
Asset-Backed
Securities
Balance at the beginning of period $ 1,379,951
Gains (losses): -
Net realized gains (losses) (108,596)
Change in net unrealized appreciation (depreciation) (185,338)
Purchases at cost 540,252
Sales at proceeds (44,836)
Net discounts (premiums) 32,570
Transfers into -
Transfers (out of) -
Balance at the end of period $ 1,614,003
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $ 185,338
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
JGH Asset-Backed Securities $641,483 Indicative Trade Broker Quote 85.53% N/A
Fund Asset Class
Market
Value Techniques
Unobservable
Inputs Range
Weighted
Average
NPCT Asset-Backed Securities $5,598,658 Indicative Trade Broker Quote 39.21%-53.48% 48.00%

.
4. Portfolio Securities
Participation Commitments for JGH and NPCT:
With respect to the senior loans held in JGH’s and NPCT’s portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. As of the end of the reporting period, JGH and NPCT had no such outstanding participation commitments.
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Convertible Bonds 299,279 Indicative Trade Broker Quote 10.625% N/A
Total $5,897,937
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
JLS Asset-Backed Securities $1,614,003 Indicative Trade Broker Quote $39.21-$19,250 $5,772.05
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
JGH Fixed Income Clearing Corporation $10,564,825 $(10,776,400)
NPCT Fixed Income Clearing Corporation 5,927,900 (6,046,514)
Fund
Non-U.S.
Government
Purchases
U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
U.S.
Government
Sales
JGH
$ 195,057,014 $ — $ 186,569,356 $ —
NPCT
26,229,950 34,559,822 34,110,963 46,526,744
JLS
11,081,014 7,957,433 10,386,002 10,153,460

Notes to Financial Statements
(Unaudited) (continued)
Forward Foreign Currency Contracts:
During the current fiscal period, NPCT used foreign exchange forwards to hedge its exposure to Euro denominated positions.
A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the over-the-counter (“OTC”) markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statements of Assets and Liabilities. The Funds realizes gains and losses at the time the forward contracts are closed and are included on the Statement of Operations. Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statements of Assets and Liabilities.
The average notional amount of forward contracts outstanding during the current fiscal period was as follows:
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Interest Rate Swap Contracts:
A Fund may enter into an interest rate swap contract to gain or reduce exposure to interest rates, to manage duration, the yield curve or interest rate risk. During the current fiscal period, JGH continued to utilize forward starting interest rate swap contracts to partially hedge its future interest cost of leverage.
Interest rate swap contracts involve the Fund’s agreement with the counterparty to pay or receive a fixed rate payment in exchange for the counterparty receiving or paying a variable rate payment. Forward interest rate swap contracts involve the Fund’s agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the “effective date”).
Upon entering into an interest rate swap contract (and beginning on the effective date for a forward interest rate swap contract), the Fund accrues the fixed rate payment expected to be paid or received and the variable rate payment expected to be received or paid on the interest rate swap contracts on a daily basis, and recognizes the daily change in the fair value of the Fund’s contractual rights and obligations under the contracts.
The amount of the payment obligation for an interest rate swap is based on the notional amount and the termination date of the contract. Interest rate swap contracts do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss on such transactions is limited to the net amount of interest payments that the Fund is to receive from the counterparty. Payments paid (received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of Assets and Liabilities, when applicable. Interest rate swaps can be settled either directly with the counterparty (“OTC”) or through a central clearinghouse (“centrally cleared”). For OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation)
on interest rate swaps contracts on the Statement of Assets and Liabilities.
Upon the execution of a centrally cleared swap, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities. The Fund and
the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on interest rate swaps contracts.
Changes in the value of the swap contracts during the fiscal period are recognized as net unrealized appreciation (depreciation) of swaps contracts on the Statement of Operations. The net amount of periodic payments settled in cash are recognized as net realized gain (loss) from swap contracts on the Statement of Operations, in addition to the net realized gain or loss recorded upon the termination of the swap contract.
The average notional amount of interest rate swap contracts outstanding during the current fiscal period was as follows:
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Cross Currency Swap Contracts:
NPCT uses cross currency swap contracts to gain or mitigate exposure to foreign exchange markets. A cross currency swap is an agreement between two parties to exchange two different currencies with the understanding that the exchange will be reversed at a later date at specified exchange rates. During the current fiscal period, NPCT used cross currency swaps to hedge its Euro exposure to U.S.
Dollars.
Risks may arise upon entering into these contracts from the potential of default by counterparty and, depending on their terms, may be subject to foreign exchange risk.
Fund
Average Notional Amount of Forward
Contracts Outstanding
*
NPCT $ 4,952,608
Fund
Average Notional Amount of Interest Rate
Swap Contracts Outstanding
*
JGH $ 87,400,000

Fund
Average Notional Amount of Swap Contracts
Outstanding
*
NPCT
$ 36,453,095
Cross currency swap contracts are valued daily. Upon entering into a cross currency swap contract the exchange of currencies takes place at the current spot rate. For an OTC Uncleared swap not cleared through a clearing house, the amount recorded on these transactions is recognized on the
Statement of Assets and Liabilities as a component of “Unrealized appreciation or deprecation on cross currency swaps contracts.”
Upon the execution of an OTC Cleared swap, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open swap contracts, if any, is recognized as “Cash collateral at brokers for investments in swaps contracts” on the Statement of Assets and
Liabilities. Investments in OTC Cleared swaps obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior day’s “mark-to-market” of the swap. If a Fund has unrealized appreciation, the clearing broker would credit the Fund’s account with an amount equal to the appreciation and conversely if a Fund has unrealized depreciation, the clearing broker will debit a Fund’s account with an amount equal to the depreciation. These daily cash settlements are also known as “variation margin.” Variation margin for OTC Cleared swaps is recognized as a receivable and/or payable for “Variation margin on swaps contracts” on the Statement of Assets and Liabilities. Upon the execution of an OTC Uncleared swap, neither the Fund nor the counterparty is required to deposit initial margin as the trades are recorded bilaterally between both parties to the swap contract, and the terms of the variation margin are subject to a predetermined threshold negotiated by the Fund and the counterparty. Variation margin for OTC Uncleared swaps is recognized as a component of “Unrealized appreciation (depreciation) on cross currency swaps contracts” as described in the preceding paragraph.
The average notional amount of cross currency swap contracts outstanding during the current fiscal period was as follows:
The following table presents the swap contracts subject to netting agreements and the collateral delivered related to those swap contracts as of the end of the reporting period.
As of the end of the reporting period, the Funds have invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:
* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Fund’s Portfolio of Investments. The
Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.
During the current fiscal period, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:
Fund Counterparty
Gross
Unrealized
Appreciation
on Swaps**
Gross
Unrealized
(Depreciation)
on Swaps**
Net Unrealized
Appreciation
(Depreciation)
on Interest Rate
Swaps
Swaps
Premium
Paid
(Received)
Collateral
Pledged
to (from)
Counterparty***
Net
Exposure
JGH
Morgan Stanley Capital
Services LLC $ 2,853,113 $ -   $ 2,853,113 $ -   $ (2,816,609) 36,504
NPCT Citibank N.A. $ 2,016,236 $ -   $ 2,016,236 $ 46,622 $ (1,920,991) 141,867
J.P. Morgan Securities Inc. 574,280 -   574,280 (2,930) (435,028) 136,322
Morgan Stanley Capital
Services LLC 1,295,771 -   1,295,771 4,247 (1,261,774) 38,244
$ 3,886,287 $ -   $ 3,886,287 $ 47,939 $ (3,617,793) 316,433
**  Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund's Portfolio of Investments.
*** Amount is held in a segregated account at the Fund’s custodian and not included on the Statement of Assets and Liabilities.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
JGH
Interest Rate Swaps Interest rate Unrealized appreciation on interest rate swaps contracts
$ 2,853,113 - $ –
1 1 1 1 1 1 1 1
NPCT
Cross Currency Swaps Foreign currency
exchange rate
Unrealized appreciation
on cross currency swap
contracts
*
3,886,287 - –
1 1 1 1 1 1 1 1

Notes to Financial Statements
(Unaudited) (continued)
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Common Share Transactions:
The Funds did not have any transactions in common shares during the Funds' current and prior fiscal period.
Preferred Shares
Taxable Fund Preferred Shares:
NPCT has issued and has outstanding Taxable Fund Preferred (“TFP”) Shares, with a $1,000 liquidation preference per share. These TFP Shares were issued via private placement and are not publicly available.
The Fund is obligated to redeem its TFP Shares by the date as specified in its offering documents (“Term Redemption Date”), unless earlier redeemed by the Fund. TFP Shares are initially issued in a pre-specified mode, however, TFP Shares can be subsequently designated as an alternative mode at a later date at the discretion of the Fund. The modes within TFP Shares detail the dividend mechanics and are described as follows. At a subsequent date, the Fund may establish additional mode structures with the TFP Share.
• Variable Rate Mode (“VRM”) – Dividends for TFP Shares designated in this mode are based upon a short-term index plus an additional fixed
“spread” amount established at the time of issuance or renewal / conversion of its mode. At the end of the period of the mode, the Fund will be required to either extend the term of the mode, designate an alternative mode or redeem the TFP Shares.
The fair value of TFP Shares while in VRM are expected to approximate their liquidation preference so long as the fixed “spread” on the shares remains roughly in line with the “spread’ being demanded by investors on instruments having similar terms in the current market. In current market conditions, the Adviser has determined that the fair value of the shares are approximately their liquidation preference, but their fair value could vary if market conditions change materially.
• Variable Rate Demand Mode (“VRDM”) – Dividends for TFP Shares designated in this mode will be established by a remarketing agent; therefore, the market value of the TFP Shares is expected to approximate its liquidation preference. While in this mode, shares will have an unconditional liquidity feature that enable its shareholders to require a liquidity provider, which the Fund has entered into a contractual agreement, to purchase shares in the event that the shares are not able to be successfully remarketed. In the event that shares within this mode are unable to be successfully remarketed and are purchased by the liquidity provider, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the shares. The Fund is required to redeem any shares that are still owned by a liquidity provider after six months of continuous, unsuccessful remarketing.
The Fund will pay a liquidity and remarketing fee on the aggregate principal amount of all TFP Shares while within VRDM. Payments made by the
Fund to the liquidity provider and remarketing agent are recognized as “Liquidity fees” and “Remarketing fees”, respectively, on the Statement of
Operations.
For financial reporting purposes, the liquidation preference of TFP Shares is recorded as a liability and is recognized as a component of “Taxable
Fund Preferred (“TFP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities. Dividends on the TFP shares are treated as interest payments for financial reporting purposes. Unpaid dividends on TFP shares are recognized as a component on “Interest payable” on the Statement of Assets and Liabilities. Dividends accrued on TFP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
JGH
Swap contracts Interest rate $ 1,547,673 $ (256,850)
NPCT
Forward contracts Foreign currency exchange rate 206,393 274,393
Swap contracts Foreign currency exchange rate 439,914 705,870

Subject to certain conditions, TFP Shares may be redeemed, in whole or in part, at any time at the option of the Fund. The Fund may also be required to redeem certain TFP shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share in all circumstances is equal to the liquidation preference per share plus any accumulated but unpaid dividends.
Cost incurred in connection with its offering of TFP Shares, were recorded as a deferred charge and are being amortized over the life of the shares.
These offering costs are recognized as a component of “Taxable Fund Preferred (“TFP”) Shares, net of deferred offering costs” on the Statement of
Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
As of the end of the reporting period, NPCT had $69,700,024 TFP Shares at liquidation preference, net of deferred offering costs. Further details of the Fund’s TFP Shares outstanding as of the end of the reporting period, were as follows:
The average liquidation preference of TFP Shares outstanding and the annualized dividend rate for the Fund during the current fiscal period were as follows:
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Fund Series
Shares
Outstanding
Liquidation
Preference
Term
Redemption
Date Mode
NPCT A 70,000 $ 70,000,000 May 2, 2033 VRM
Fund
Average
Liquidation
Preference of TFP
Shares
Outstanding
Annualized
Dividend Rate
NPCT
$ 70,000,000 6 .59%
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
JGH
$ 458,698,093 $ 9,151,943 $ (25,885,670) $ (16,733,727)
NPCT
638,903,967 5,036,756 (125,664,795) (120,628,039)
JLS
154,593,418 3,603,161 (15,916,652) (12,313,491)
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
JGH
$ — $ — $ (26,428,908) $ (124,430,677) $ — $ (377,634) $ (151,237,219)
NPCT
— — (132,960,977) (59,090,946) — (79,465) (192,131,388)
JLS
1,387,177 — (16,536,726) (3,729,727) — — (18,879,276)

Notes to Financial Statements
(Unaudited) (continued)
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Sub-Advisers are compensated for their services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
For the period January 1, 2024 through April 30, 2024, the annual complex-level fee, payable monthly, for each Fund was calculated according to the following schedule:
*  "Managed assets” means the total assets of the Fund, minus the sum of its accrued liabilities (other than the Fund liabilities incurred for the express purpose of creating effective leverage).
Total assets for this purpose shall include assets attributable to the Fund’s use of effective leverage (whether or not those assets are reflected in the Fund’s financial statements for the purposes of U.S. GAAP).
Fund
Short-Term Long-Term Total
JGH
$ 31,444,921 $ 92,985,756 $ 124,430,677
NPCT
12,840,212 46,250,734 59,090,946
JLS
1,799,219 1,930,508 3,729,727
Average Daily Managed Assets
JGH
Fund-Level Fee
Rate
NPCT
Fund-Level
Fee Rate
For the first $500 million 0.7000% 0.8000%
For the next $500 million 0.6750 0.7750
For the next $500 million 0.6500 0.7500
For the next $500 million 0.6250 0.7250
For managed assets over $2 billion 0.6000 0.7000
JLS
Average Daily Managed Assets*
Fund-Level Fee
Rate
For the first $125 million 0.8000%
For the next $125 million 0.7875
For the next $150 million 0.7750
For the next $600 million 0.7625
For managed assets over $1 billion 0.7500
Complex-Level Eligible Asset Breakpoint Level** Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445

** For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute ‘’eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective
January 1, 2011, but do not include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year.
Effective May 1, 2024, the annual complex-level fee, payable monthly, for each fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of June 30, 2024, the annual complex-level fee for each Fund was as follows:
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Fund to some risk of loss. These could include certain agreements related to preferred shares, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, management has determined that any legal proceeding(s)
the Funds are subject to, including those described within this report, are unlikely to have a material impact to any of the Funds’ financial statements.
10. Borrowing Arrangements and Reverse Repurchase Agreements
Borrowings:
Each Fund has entered into a borrowing arrangement (“Borrowings”) as a means of leverage. As of the end of the reporting period, each Fund’s maximum commitment amount under these Borrowings is as follows:
As of the end of the reporting period, each Fund’s outstanding balance on its Borrowings was as follows:
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
JGH
0 .1574%
NPCT
0 .1574%
JLS
0 .1574%
Fund
Maximum
Commitment
Amount
JGH
$ 140,000,000
NPCT
82,000,000
JLS
22,500,000

Notes to Financial Statements
(Unaudited) (continued)
JGH has entered into a 364-day revolving line of credit. Interest is charged on these Borrowings to the drawn amount at a rate per annum equal to one-month Term SOFR (“Secured Overnight Financing Rate”) plus 0.90%. The Fund also accrued a 0.15% per annum commitment fee based on the undrawn balance based on the maximum commitment amount of the Borrowings to the extent the unused portion of the Borrowings is less than
50% of the maximum commitment amount otherwise the per annum commitment fee is 0.25%.
NPCT has entered into a committed financing agreement. Interest is charged on these Borrowings to the drawn amount at a rate per annum equal to Fed Funds plus 0.80% and accrues 0.25% per annum on the undrawn balance if the undrawn portion of the Borrowings on a particular day is more than 10% of the maximum commitment amount.
JLS has entered into a committed financing agreement. Interest is charged on these Borrowings at OBFR (“Overnight Bank Funding Rate”) plus
1.70% per annum on the amount borrowed and 0.50% per annum on the undrawn balance which was waived for the reporting period.
During the current fiscal period, the average daily balance outstanding and average annual interest rate on each Fund’s Borrowings were as follows:
Other Borrowings Information for the Funds:
In order to maintain these Borrowings, the Funds must meet certain collateral, asset coverage and other requirements. Each Fund’s Borrowings outstanding are fully secured by eligible securities held in each Fund’s portfolio of investments.
Each Fund’s Borrowings outstanding is recognized as “Borrowings” on the Statement of Assets and Liabilities. Interest expense and other fees incurred on the drawn amount and undrawn balance are recognized as a component of “Interest expense and amortization of offering costs” on the
Statement of Operations.
Rehypothecation :
JLS has entered into a Rehypothecation Side Letter (“Side Letter”) with its prime brokerage lender, allowing it to re-register the
Pledged Collateral in its own name or in a name other than the Fund’s to pledge, repledge, hypothecate, rehypothecate, sell, lend or otherwise transfer or use the Pledged Collateral (the “Hypothecated Securities”) with all rights of ownership as described in the Side Letter. Subject to certain conditions, the total value of the outstanding Hypothecated Securities shall not exceed the lesser of (i) 98% of the outstanding balance on the
Borrowings to which the Pledged Collateral relates and (ii) 33
1⁄3
% of the Fund’s total assets. The Fund may designate any Pledged Collateral as ineligible for rehypothecation. The Fund may also recall Hypothecated Securities on demand.
The Fund also have the right to apply and set-off an amount equal to one-hundred percent (100%) of the then-current fair market value of such
Pledged Collateral against the current Borrowings under the Side Letter in the event that the prime brokerage lender fails to timely return the
Pledged Collateral and in certain other circumstances. In such circumstances, however, the Fund may not be able to obtain replacement financing required to purchase replacement securities and, consequently, the Fund’s income generating potential may decrease. Even if a Fund is able to obtain replacement financing, it might not be able to purchase replacement securities at favorable prices.
The Fund will receive a fee in connection with the Hypothecated Securities (“Rehypothecation Fees”) in addition to any principal, interest, dividends and other distributions paid on the Hypothecated Securities.
As of the end of the reporting period, the Fund had no in Hypothecated Securities. During the current fiscal period, the Fund earned
Rehypothecation Fees of $10, which is recognized as "Rehypothecation income" on the Statement of Operations.
Reverse Repurchase Agreements:
During the current fiscal period, the fund utilized reverse repurchase agreements as a means of leverage.
Each Fund may enter into a reverse repurchase agreement with brokers, dealers, banks or other financial institutions that have been determined by the Adviser to be creditworthy. In a reverse repurchase agreement, the Fund sells to the counterparty a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Fund. Cash received in exchange for securities delivered, plus accrued interest payments to be made by the Fund to a counterparty, are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recognized as a component of "Interest expense" on the Statement of Operations.
Fund
Outstanding
balance on
Borrowings
JGH $ 119,000,000
NPCT 62,500,000
JLS 3,520,000
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
JGH
182 $ 119,000,000 6 .54%
NPCT
182 70,587,912 6 .28
JLS
182 4,047,473 7 .17

In a reverse repurchase agreement, the Fund retains the risk of loss associated with the sold security. Reverse repurchase agreements also involve the risk that the purchaser fails to return the securities as agreed upon, files for bankruptcy or becomes insolvent. Upon a bankruptcy or insolvency of a counterparty, the Fund is considered to be an unsecured creditor with respect to excess collateral and as such the return of excess collateral may be delayed.
As of the end of the reporting period, the Fund’s outstanding balances on its reverse repurchase agreements were as follows:
During the current fiscal period, the average daily balance outstanding and average annual interest rate on the Funds’ reverse repurchase agreements were as follows:
The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements.
/
11. Inter-Fund Lending
Inter-Fund Borrowing and Lending:
The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund
Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund
Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4)
no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-
fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.
Fund Counterparty Rate
Principal
Amount Maturity Value
Value and Accrued
Interest
NPCT Societe Generale 5.80% $ (33,820,000) 9/05/24 $ (33,820,000) $ (33,961,668)
NPCT Societe Generale 5.95% (3,000,000) 9/05/24 (3,000,000) (3,058,509)
NPCT TD Securities (USA), LLC 5.85% (12,000,000) 7/17/24 (12,000,000) (12,146,250)
Total $(48,820,000) $(48,820,000) $(49,166,427)
JLS Royal Bank of Canada 6.87% (13,123,000) 7/12/24 (13,123,000) (13,313,272)
JLS Societe Generale 6.55% (17,355,000) 7/12/24 (17,355,000) (17,607,761)
JLS TD Securities (USA), LLC 5.85% (770,000) 12/31/49 (770,000) (838,532)
Total $(31,248,000) $(31,248,000) $(31,759,565)
Fund
Utilization
period (days
outstanding)
Average
daily balance
outstanding
Weighted
Average annual
interest rate
NPCT 182 $ (48,524,835) 5.58%
JLS 182 (31,248,000) 6.69%
Fund Counterparty
Reverse
Repurchase
Agreements*
Collateral
Pledged to
Counterparty
NPCT Societe Generale $ (33,961,668) $ (47,486,710)
Societe Generale (3,058,509) (4,121,809)
TD Securities (USA), LLC (12,146,250) (15,935,402)
JLS Royal Bank of Canada (13,313,272) (20,897,719)
Societe Generale (17,607,761) (24,730,980)
TD Securities (USA), LLC (838,532) (647,459)
* Represents gross value and accrued interest for the counterparty as reported in the preceding table.

Notes to Financial Statements
(Unaudited) (continued)
The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.

Shareholder Meeting Report
(Unaudited)

The annual meeting of shareholders for NPCT was held on May 15, 2024 for shareholders of record on January 19, 2024 and subsequently adjourned to May 31, 2024. At this meeting the common and preferred shareholders were asked to elect three Class III Trustees, including a choice between three nominees nominated by the existing Board of Trustees, and one nominee nominated by an activist shareholder. Preferred shareholders voting as a separate class were asked to elect two preferred Trustees. Additionally, shareholders were asked to vote on the ratification of the selection of the independent registered public accounting firm. Pursuant to the NPCT’s By-Laws, because the number of persons nominated for election as Trustees exceeded the number of Trustees to be elected (i.e., a contested election), the affirmative vote of a majority of the shares outstanding and entitled to vote on the matter was required to elect the Trustees.  With respect to the election of Class III Trustees at the annual meeting, no Class III Trustee candidate received the required affirmative vote of holders of a majority of the outstanding common shares of the Fund.
As a result, no Class III Trustees were elected at the annual meeting, and the current Class III Trustees continued to serve as holdover Trustees until the Fund’s 2025 annual meeting of shareholders or until their successors have been duly elected and qualified. Preferred Trustees were elected by preferred shareholders at the annual meeting. Shareholders voted to ratify the selection of the Fund’s independent registered public accounting firm at the annual meeting.
The vote totals for NPCT are set forth below:
NPCT
Common Shares Preferred Shares
The vote results in the Election of Class III Trustees were as follows:
Joanne T. Medero*
For 3,985,666 -
Withhold 271,157 -
Abstain 149,521 -
Total 4,406,344 -
Loren M. Starr*
For 3,968,377 -
Withhold 274,723 -
Abstain 174,204 -
Total 4,417,304 -
Matthew Thornton III*
For 3,985,832 -
Withhold 267,503 -
Abstain 163,971 -
Total 4,417,306 -
Jason Chen
For 11,231,572 -
Withhold 29,189 -
Abstain 28,762 -
Total 11,289,523 -
The vote results in Board Members were as follows:
Albin F. Moschner
For - 70,000
Withhold - -
Total - 70,000
Margaret L. Wolff
For - 70,000
Withhold - -
Total - 70,000
To approve the ratification of the selection of the independent registered public accounting firm:
PricewaterhouseCoopers LLP (“PWC”)
For 15,495,486 -
Withhold 83,713 -
Abstain 127,630 -
Total 15,706,829 -
* Ms. Medero, Mr. Moschner, Starr and Thornton III, incumbent Class III Trustees, will continue to serve as Class III Trustees until their successors are duly elected and qualify.

(Unaudited) (continued)
The annual meeting of shareholders for JGH and JLS was held on April 12, 2024 for shareholders of record on January 19, 2024. At this meeting the shareholders were asked to elect Class III Board Members.
The vote totals for JGH and JLS are set forth below:
JGH JLS
Common
Shares
Common
Shares
Approval of the Board Members was reached as follows:
Joanne T. Medero
For 18,606,535 3,139,477
Withhold 524,338 56,423
Total 19,130,873 3,195,900
Albin F. Moschner
For 18,506,298 3,138,968
Withhold 624,575 56,932
Total 19,130,873 3,195,900
Loren M. Starr
For 18,665,172 3,138,972
Withhold 465,701 56,928
Total 19,130,873 3,195,900
Matthew Thornton III
For 18,670,934 3,138,221
Withhold 459,939 57,679
Total 19,130,873 3,195,900

Additional Fund Information
(Unaudited)
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
CEO Certification Disclosure
Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock
Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.
Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the
Sarbanes-Oxley Act.
Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
Board of Trustees
Joseph A. Boateng* Michael A. Forrester* Thomas J. Kenny Amy B.R. Lancellotta Joanne T. Medero Albin F. Moschner John K. Nelson
Loren M. Starr Matthew Thornton III Terence J. Toth Margaret L. Wolff Robert L. Young
*Serves as a Trustee to JGH and JLS and a consultant to NPCT.
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank
& Trust Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Transfer Agent and
Shareholder Services
Computershare Trust Company,
N.A.
150 Royall Street
Canton, MA 02021
(800) 257-8787
JGH NPCT JLS
Common shares repurchased 0 0 0

Glossary of Terms Used in this Report
(Unaudited)
Asset-Backed Securities (ABS):
Securities whose value and income payments are derived from and collateralized by a specific pool of underlying assets. The pool of assets typically is a group of small and/or illiquid assets that may be difficult to sell individually. The underlying pools of asset-backed securities often include payments from credit cards, auto loans or mortgage loans.
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Commercial Mortgage-Backed Securities (CMBS):
Commercial mortgage-backed securities are backed by cash flows of a mortgage or pool of mortgages on commercial real estate. CMBS generally are structured to provide protection to the senior class investors against potential losses on the underlying mortgage loans. CMBS are typically characterized by the following: i) loans on multifamily housing, non-residential property, ii) payments based on the amortization schedule of 25-30 years with a balloon payment due usually after 10 years, and iii) restrictions on prepayments.
Contingent Capital Securities (CoCos):
CoCos are debt or capital securities of primarily non-U.S. issuers with loss absorption contingency mechanisms built into the terms of the security, for example a mandatory conversion into common stock of the issuer, or a principal write-down, which if triggered would likely cause the CoCos investment to lose value. Loss absorption mechanisms would become effective upon the occurrence of a specified contingency event, or at the discretion of a regulatory body. Specified contingency events, as identified in the CoCo’s governing documents, usually reference a decline in the issuer’s capital below a specified threshold level, and/or certain regulatory events. A loss absorption contingency event for CoCos would likely be the result of, or related to, the deterioration of the issuer’s financial condition and/or its status as a going concern. In such a case, with respect to CoCos that provide for conversion into common stock upon the occurrence of the contingency event, the market price of the issuer’s common stock received by the Acquiring Fund will have likely declined, perhaps substantially, and may continue to decline after conversion. CoCos rated below investment grade should be considered high yield securities, or “junk,” but often are issued by entities whose more senior securities are rated investment grade. CoCos are a relatively new type of security; and
there is a risk that CoCo security issuers may suffer the sort of future financial distress that could materially increase the likelihood
(or the market’s perception of the likelihood) that an automatic write-down or conversion event on those issuers’ CoCos will occur.
Additionally, the trading behavior of a given issuer’s CoCos may be strongly impacted by the trading behavior of other issuers’
CoCos, such that negative information from an unrelated CoCo security may cause a decline in value of one or more CoCos held by the Fund. Accordingly, the trading behavior of CoCos may not follow the trading behavior of other types of debt and preferred securities. Despite these concerns, the prospective reward vs. risk characteristics of at least certain CoCos may be very attractive relative to other fixed-income alternatives.
Duration:
Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Effective Leverage:
Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see below)
and the leverage effects of certain derivative investments in the fund’s portfolio.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100%
of the investment capital.
Mortgage-Backed Securities (MBS):
Mortgage-backed securities (MBS) are bonds backed by pools of mortgages, usually with similar characteristics, and which return principal and interest in each payment. MBS are composed of residential mortgages (RMBS)
or commercial mortgages (CMBS). RMBS are further divided into agency RMBS and non-agency RMBS, depending on the issuer.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
Regulatory Leverage:
Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

Residential Mortgage-Backed Securities (RMBS):
Residential mortgage-backed securities are securities the payments on which depend primarily on the cash flow from residential mortgage loans made to borrowers that are secured by residential real estate. RMBS consist of agency and non-agency RMBS. Agency RMBS have agency guarantees that assure investors that they will receive timely payment of interest and principal, regardless of delinquency or default rates on the underlying loans. Agency RMBS include securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the
Federal Home Loan Mortgage Corporation, and other federal agencies, or issues guaranteed by them. Non-agency RMBS do not have agency guarantees. Non-agency RMBS have credit enhancement built into the structure to shield investors from borrower delinquencies. The spectrum of non-agency residential mortgage loans includes traditional jumbo loans (prime), alternative-A loans
(Alt-A), and home equity loans (subprime).

Statement Regarding Basis for Approval of
Investment Advisory Contract
(Unaudited)
Nuveen Global High Income Fund
Nuveen Core Plus Impact Fund
Nuveen Mortgage and Income Fund
The Approval Process
At meetings held on April 18 and 19, 2024 (the “Meeting”), the Boards of Trustees (collectively, the “Board” and each Trustee, a “Board Member”)
of the Funds approved, for their respective Fund, the renewal of the investment management agreement (each an “Investment Management
Agreement”) with Nuveen Fund Advisors, LLC (“NFAL”; NFAL is an “Adviser”), pursuant to which NFAL serves as investment adviser to such Fund.
Similarly, for each Fund, the Board approved the renewal of the sub-advisory agreement (each a “Sub-Advisory Agreement”) with (a) in the case of
Nuveen Global High Income Fund and Nuveen Core Plus Impact Fund, Nuveen Asset Management, LLC (“NAM”), pursuant to which NAM serves as the sub-adviser to each such Fund; and (b) in the case of Nuveen Mortgage and Income Fund, Teachers Advisors, LLC (“TAL,” and NAM and TAL are
each, a “Sub-Adviser”), pursuant to which TAL serves as the sub-adviser to such Fund. Further, the Board Members were aware that Nuveen Core
Plus Impact Fund gains exposure to certain investments by investing in such Fund’s wholly-owned subsidiary organized under the laws of the Cayman
Islands. NAM provides investment management services to such subsidiary. The consideration of services to Nuveen Core Plus Impact Fund and related management fees encompassed this arrangement.
The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the
Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable.
Below is a summary of the annual review process the Board undertook related to its most recent renewal of each Investment Management
Agreement and Sub-Advisory Agreement on behalf of the applicable Fund.
In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Investment Management
Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-
Advisory Agreements are collectively referred to as the “Advisory Agreements,” and NFAL and the Sub-Advisers are collectively, the “Fund Advisers”
and each a “Fund Adviser.” In addition, the fund complex consists of the group of funds advised by NFAL (collectively referred to as the “Nuveen funds”) and the group of funds advised by TAL (collectively referred to as the “TC funds”). For clarity, NFAL serves as Adviser to the Nuveen funds, including the Funds, and TAL, in addition to serving as the sub-adviser to certain Nuveen funds (including Nuveen Mortgage and Income Fund), serves as “Adviser” to the TC funds. The Board Members considered that the prior separate boards of the TC funds and Nuveen funds were consolidated effective in January 2024. Accordingly, at the Meeting, the Board Members considered the review of the advisory agreements for the
Nuveen funds as well as reviewed the investment management agreements for the TC funds. Depending on the appropriate context, references to
“the Adviser” may be to NFAL with respect to the Nuveen funds and/or TAL with respect to the TC funds.
The Board Members considered the review of the advisory agreements of the Nuveen funds and the TC funds to be an ongoing process. The Board
Members therefore employed the accumulated information, knowledge and experience they had gained during their tenure on the respective board of the TC funds or Nuveen funds (as the case may be) governing the applicable funds and working with the respective investment advisers and sub-
advisers, as applicable, in their review of the advisory agreements for the fund complex.
During the course of the year prior to the Meeting, the Board and/or its committees received a wide variety of materials that covered a range of topics relevant to the Board’s annual consideration of the renewal of the advisory agreements, including reports on fund investment results over various periods; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements (as applicable); the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries (as applicable); securities lending (as applicable); overall market and regulatory developments;
and with respect to closed-end funds, capital management initiatives, institutional ownership, management of leverage financing and the secondary market trading of the closed-end funds and any actions to address discounts. The Board also met periodically with and/or received presentations by key investment professionals managing a fund’s portfolio. In particular, at the Board meeting held on February 27-29, 2024 (the “February
Meeting”), the Board and/or its Investment Committee received the annual performance review of the funds as described in further detail below.
The presentations, discussions and meetings throughout the year also provide a means for the Board to evaluate and consider the level, breadth and quality of services provided by the Adviser and sub-advisers, as applicable, and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.
In connection with its annual consideration of the advisory agreements, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the advisory agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; the consolidation of the Nuveen fund family and TC fund family; a review of product actions advanced in 2023 for the benefit of particular funds and/or the fund complex; a review of each sub-adviser, if applicable, and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and, if applicable, sub-advisory fee schedules; a description of portfolio manager compensation; an overview of the primary and secondary markets for the Nuveen closed-end funds
(including, among other things, premium or discount data and commentary regarding the leverage management, share repurchase and shelf offering programs during 2023); a description of the profitability and/or financial data of Nuveen, TAL and the sub-advisers; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the funds, as applicable. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective fund to those of a peer universe.
The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the fund complex is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.
As part of their review, the Board Members and independent legal counsel met by videoconference in executive session on April 10, 2024 (the “April
Executive Session”) to review and discuss materials provided in connection with their annual review of the advisory agreements for the fund complex.
After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the
Board subsequently reviewed and discussed the responses to these follow-up questions and requests.
The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board
Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory
Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decisions to renew each Advisory Agreement were not based on a single identified factor, but rather each decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the funds’ advisory arrangements and oversight of the funds. Each Board
Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the
Advisory Agreements is set forth below.
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Board Members considered the Investment Management Agreements and the Sub-
Advisory Agreements separately in the course of their review. With this approach, they considered the roles of NFAL and the Sub-Advisers in providing services to the applicable Fund(s).
The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as continual program of improvement and innovation aimed at enhancing the funds and fund complex for investors and meeting the needs of an increasingly complex regulatory environment. In particular, over the past several years, the Board considered the significant resources, both financial and personnel, the Adviser and its affiliates have committed in working to consolidate the Nuveen fund family and TC fund family under one centralized umbrella.
The Board considered that the organizational changes in bringing together Nuveen, its affiliates and TIAA’s (as defined below) asset management businesses, consolidating the Nuveen and TC fund families and other initiatives were anticipated to provide various benefits for the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. As part of these efforts, the boards of the TC funds and Nuveen funds were consolidated effective in January 2024. In addition, in conjunction with these consolidation efforts, the Board approved at the Meeting changes to fee and breakpoint structures (as applicable) that could provide cost savings to participating funds, as described in further detail below.
The Board also reviewed information regarding other product actions undertaken or continued by management in the 2023 calendar year in seeking to improve the effectiveness of the organization, the product line-up as well as particular funds through, among other things, continuing to review and optimize the product line and gaining efficiencies through mergers and liquidations; reviewing and updating investment policies and benchmarks; implementing fee waivers and/or expense cap changes for certain funds; evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are considered. In its review, the Board considered that the funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the applicable funds have expanded over the years as a result of, among other things, regulatory, market and other developments, such as the adoption of the tailored shareholder report or the revised fund name rule.
In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Nuveen funds, such funds utilize sub-advisers to manage the portfolios of the funds subject to the supervision of NFAL. Accordingly, the Board considered that NFAL and its affiliates, among other things, oversee and review the performance of the respective sub-adviser and its investment team(s); evaluate Nuveen fund performance and market conditions; evaluate investment strategies and recommend changes thereto; set and manage distributions consistent with the respective Nuveen fund’s product design; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. With respect to closed-end Nuveen funds, such services also include managing leverage; monitoring asset coverage levels for leveraged funds and compliance with rating agency criteria; providing capital management and secondary market services (such as implementing common share shelf offerings, capital return programs and common share repurchases); and maintaining a closed-end fund investor relations program. The Board considered that, with respect to such funds, management actively monitors any discount from net asset value per share at which the respective Nuveen fund’s common stock trades and

Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited) (continued)
evaluates potential avenues to mitigate the discount, including evaluating the level of distributions that the fund pays. The Board further considered that over the course of the 2023 calendar year, the Nuveen global public product team which supports the funds in the fund complex and their shareholders assessed the investment personnel across the investment leadership teams which resulted in additions or other modifications to the portfolio management teams of various funds. The Board also reviewed a description of the compensation structure applicable to certain portfolio managers.
In addition to the above investment advisory services, the Board further considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds. Given the highly regulated industry in which the funds operate, the Board considered the breadth of the Adviser’s compliance program and related policies and procedures. The Board reviewed various initiatives the Adviser’s compliance team undertook or continued in 2023, in part, to address new regulatory requirements, support international business growth and product development, enhance international trading capabilities, enhance monitoring capabilities in light of the new regulatory requirements and guidance and maintain a comprehensive training program. The Board further considered, among other things, that other non-advisory services provided included, among other things, board support and reporting; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); risk management, including reviews of the liquidity risk management and derivatives risk management programs; legal support services; regulatory advocacy; and cybersecurity, business continuity and disaster recovery planning and testing.
Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the funds, including to enhance global talent, middle office systems, software and international and internal capabilities. The Board considered the access provided by the Adviser and its affiliates to a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.
In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the applicable funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.
With respect to the Funds, the Board considered the division of responsibilities between NFAL and the Sub-Advisers and considered that each
Sub-Adviser and its investment personnel generally are responsible for the management of each applicable Fund’s portfolio under the oversight of
NFAL and the Board. The Board considered an analysis of each Sub-Adviser provided by NFAL which included, among other things, a summary of changes in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time; and data reflecting product changes (if any) taken with respect to certain Nuveen funds. The Board considered that NFAL recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the
Funds. In this regard, the Board and/or its Investment Committee reviewed, among other things, performance of the Funds over the quarter, one-, three- and five-year periods ending December 31, 2023 and March 31, 2024 (or for such shorter periods to the extent a Fund was not in existence during such periods). The Board performed its annual review of fund performance at its February Meeting and an additional review at the April
Executive Session and also reviewed and discussed performance data at its other regularly scheduled quarterly meetings throughout the year.
The Board therefore took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including management’s analysis of a fund’s performance with particular focus on funds that met certain challenged performance measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.
The Board considered that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.
In its evaluation, the Board reviewed fund performance results from different perspectives. In general, subject to certain exceptions, the Board reviewed both absolute and relative fund performance over the various time periods and considered performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”), subject to certain exceptions, and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies, dates of fund inception and other characteristics of the peers in the Performance Peer Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable fund. With respect to relative performance of a fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the Funds as low, medium or high.
In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.
The Board also considered that secondary market trading of shares of the Nuveen closed-end funds also continues to be a priority for the Board given its importance to shareholders, and therefore, the Board and/or its Closed-end Fund committee reviews certain performance data reflecting, among other things, the premiums and discounts at which the shares of the Nuveen closed-end funds have traded at various periods throughout the year. In its review, the Board considers, among other things, changes to investment mandates and guidelines, distribution policies, leverage levels and types; share repurchases and similar capital market actions; and effective communications programs to build greater awareness and deepen understanding of closed-end funds. As applicable, the Board considered the impact of leverage on a Nuveen fund’s performance. The Board further considered that performance results should include the distribution yields of funds that seek to provide income as part of their investment objective(s) to shareholders. In this regard, the Board considered that the use of leverage by various funds may have detracted from total return performance of such funds over various periods in current market conditions, but the leverage also was accretive in providing higher levels of income.
The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-
specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill.
Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.
In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.
The performance determinations with respect to each Fund are summarized below.
For Nuveen Global High Income Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three-year period ended December 31, 2023, the Fund outperformed its benchmark for the one- and five-year periods ended December 31, 2023 and ranked in the second quartile of its Performance Peer Group for the one-year period and third quartile for the three- and five-year periods ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended March 31, 2024, the Fund outperformed its benchmark for the one-year period ended March 31, 2024. Further, the Fund ranked in the first quartile of its Performance Peer Group for the one-year period, second quartile for the three-year period and third quartile for the five-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Core Plus Impact Fund, the Board considered that although the Fund ranked in the fourth quartile of its Performance Peer
Group for the one-year periods ended December 31, 2023 and March 31, 2024 and the Fund’s performance was below the performance of its blended benchmark for the one-year period ended December 31, 2023, the Fund outperformed its blended benchmark for the one-year period ended March 31, 2024. In considering performance, the Board considered that the Fund’s Performance Peer Group was classified as low for relevancy. In its review, the Board also considered that the Fund was relatively new with a performance history generally too limited to make a meaningful assessment of performance, and management deserved additional time to develop a performance record. However, the Board also considered management’s discussion of the Fund’s performance, including the reasons for the challenged performance for certain periods, and the Fund’s more recent improved performance over the fourth quarter ended December 31, 2023 and first quarter ended March 31, 2024 and determined to renew the Advisory Agreements and to continue to monitor this Fund.

Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited) (continued)
For Nuveen Mortgage and Income Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the five-year period ended December 31, 2023, the Fund outperformed its benchmark for the one- and three-year periods ended December 31, 2023 and ranked in the third quartile of its Performance Peer Group for the one- and three-year periods ended
December 31, 2023 and second quartile for the five-year period ended December 31, 2023. In addition, the Fund outperformed its benchmark for the one-, three- and five-year periods ended March 31, 2024 and ranked in the second quartile of its Peer Peer Group for the one-year period, third quartile for the three-year period and first quartile for the five-year period ended March 31, 2024. In its review, the
Board considered that the Fund’s Performance Peer Group was classified as low for relevancy. The Board also considered that the Fund was restructured to become a perpetual closed-end fund with a new investment objective, new sub-adviser and revised investment mandate effective in October 2019. The Board considered that the Fund’s performance prior to such restructuring would not reflect these changes.
On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board generally reviewed, among other things, with respect to the Nuveen closed-end funds, the contractual management fee and the actual management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also reviewed information about other expenses and the total operating expense ratio of each Fund (after any fee waivers and/or expense reimbursements). More specifically, the Board Members reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of funds (the “Expense Universe”) established by Broadridge. The Board Members reviewed the methodology
Broadridge employed to establish its Expense Universe and considered that differences between the applicable fund and its respective Expense
Universe as well as changes to the composition of the Expense Universe from year to year, may limit some of the value of the comparative data. The
Board Members also considered that it can be difficult to compare management fees among funds as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.
The Board Members also considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective fund. In their review, the Board Members considered, in particular, each fund with a net total expense ratio (based on common assets and excluding investment-related costs such as the costs of leverage and taxes for closed-end funds) meeting certain expense or fee criteria when compared to its Expense Universe and an analysis as to the factors contributing to each such fund’s relative net total expense ratio. In addition, although the Board reviewed a fund’s net total expense ratio both including and excluding investment-related expenses (e.g., leverage costs) for certain of the closed-end funds, the Board considered that leverage expenses will vary across funds and peers because of differences in the forms and terms of leverage employed by the respective fund. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net total expense ratio and fees excluding investment-related costs and taxes for the closed-end funds. The Board also considered that the use of leverage for closed-end funds may create a conflict of interest for NFAL and the applicable sub-adviser given the increase of assets from leverage upon which an advisory or sub-advisory fee is based. The Board Members considered, however, that NFAL and the sub-advisers (as applicable) would seek to manage the potential conflict by recommending to the Board to leverage the applicable fund or increase such leverage when NFAL and/or a sub-adviser, as applicable, has determined that such action would be in the best interests of the respective fund and its common shareholders and by periodically reviewing with the Board the fund’s performance and the impact of the use of leverage on that performance.
The Board Members also considered, in relevant part, a Fund’s management fee and net total expense ratio in light of the Fund’s performance history, including reviewing certain funds identified by management and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.
In their evaluation of the fee arrangements for the Funds, the Board Members also reviewed the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective fund (if any). In its review, the Board considered that the management fees of the Nuveen funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. As indicated above, the Board approved a revised fee schedule which would reduce and streamline the asset thresholds necessary to meet breakpoints in the complex-level fee component. The Board considered that management anticipated approximately $50 million in savings for Nuveen fund shareholders as a result of the revised fee schedule as well as additional estimated savings over time. The Board further considered management’s representation that there will be no increase to any Nuveen fund’s respective advisory agreement fee rate as a result of the revised complex-level fee schedule.
In its review, the Board considered that across the Nuveen fund and TC fund complex, management estimated that fund-level breakpoints resulted in approximately $82.5 million in reduced fees overall in 2023. In addition, the Board considered that management determined that the Nuveen funds achieved additional fee reductions of approximately $49 million due to the complex-wide management fee structure in 2023.
With respect to each Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to each Sub-Adviser is the responsibility of NFAL, not the applicable Fund(s).
The Board’s considerations regarding the comparative fee data for each of the Funds are set forth below.

For Nuveen Global High Income Fund, although the Fund’s actual management fee rate was above the Expense Universe median, the
Fund’s contractual management fee rate was generally in-line with the Expense Universe median, and the Fund’s net total expense ratio matched the Expense Universe median.
For Nuveen Core Plus Impact Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were above the Expense Universe median. In their review, the Board Members considered that differences in the Fund’s investment strategy relative to the peer set and the scale of the Fund contributed to the differential in fees and expenses.
For Nuveen Mortgage and Income Fund, although the Fund’s contractual management fee rate and actual management fee rate were above the Expense Universe median, the Fund’s net total expense ratio matched the Expense Universe median.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also considered that the Adviser, affiliated sub-advisers and/or their affiliate(s) provide investment management services to other types of clients which may include: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board reviewed the equal weighted average fee or other fee data for the other types of clients managed in a similar manner to certain of the Nuveen funds and TC funds.
The Board considered the Adviser’s rationale for the differences in the management fee rates of the funds compared to the management fee rates charged to these other types of clients. In this regard, the Board considered that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the funds compared to that provided to other clients as well as differences in investment policies;
regulatory, disclosure and governance requirements; servicing relationships with vendors; the manner of managing such assets; product structure;
investor profiles; and account sizes all may contribute to variations in relative fee rates. Further, differences in the client base, governing bodies, distribution, jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. In addition, differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board considered the wide range of services in addition to investment management that the Adviser had provided to the funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. The Board further considered that a sub-adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.
3. Profitability of Fund Advisers
In their review, the Board Members considered various profitability data relating to the Fund Advisers’ services to the Nuveen funds.
With respect to the Nuveen funds, the Board Members reviewed the estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds overall as well as profitability data of certain other asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2023 and 2022 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution) for the 2023 and 2022 calendar years. The Board Members also considered the rationale for the change in Nuveen’s profitability from 2022 to 2023. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) NFAL derived from its exchange-traded fund (“ETF”) product line for the
2023 and 2022 calendar years.
In developing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no single universally recognized expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the refinements Nuveen had made to the methodology that had occurred over the years from 2010 through 2021 to provide Nuveen’s profitability analysis, and a historical expense analysis of Nuveen
Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the Nuveen funds (excluding distribution) for the calendar years from 2017 through 2023. The Board of the Nuveen funds had also appointed two Board Members to serve as the Board’s liaisons to meet with representatives of NFAL and review the development of the profitability data and to report to the full Board.
In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of Nuveen
Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board considered that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of
Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2014 to 2023. In their review of the comparative data, the Board Members considered

Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited) (continued)
the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from the profitability data, the Board considered that NFAL and TAL are affiliates of Teachers Insurance and Annuity Association of America
(“TIAA”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA, and TAL is an indirect wholly owned subsidiary of TIAA.
Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2023 and 2022 calendar years to consider the financial strength of TIAA. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the reinvestments the Adviser, its parent and/
or other affiliates made into their business through, among other things, the investment of seed capital in certain funds, initiatives in international expansion, investments in infrastructure and continued investments in enhancements to technological capabilities.
The Board Members considered the profitability of each Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, with respect to NAM, the Board Members reviewed, among other things, such Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-
tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2023 and December 31, 2022. The Board
Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) grouped by similar types of funds (such as municipal, taxable fixed income, equity, real assets and index/asset allocation) for NAM for the calendar years ending December 31,
2023 and December 31, 2022. With respect to TAL, the Board Members reviewed, among other things, the revenues, expenses and net operating income for such Sub-Adviser’s advisory services to the Nuveen ETFs and Nuveen closed-end funds it sub-advises for the 2023 and 2022 calendar years.
In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits NFAL or the Sub-Advisers received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that each Fund Adviser’s level of profitability from its relationship with each Nuveen fund was not unreasonable over various time frames in light of the nature, extent and quality of services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the funds in the fund complex, including the
Funds, whether these economies of scale have been appropriately shared with such funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are various methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the applicable funds for the fees paid. The Board considered that the Adviser has generally employed one or more of these various methods among the applicable funds.
In this regard, the Board considered, as noted above, that the management fee of NFAL generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of eligible funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules. As summarized above, the Board approved a new complex-level breakpoint schedule which would simplify and reduce the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May
1, 2024. Among other things, the assets of certain TC funds advised by TAL would be phased into the calculation of the complex-wide assets in determining the complex-level fee over a ten-year period. The Board considered the cost savings and additional potential sharing of economies of scale as a result of the reduced complex-level breakpoint schedule and the additional assets from more eligible funds in calculating the assets of the complex for determining the complex-level fee component. The Board reviewed the projected shareholder savings derived from such modifications over a ten-year period from 2024 to 2033. The Board considered management’s representation that there will be no increase to any fund’s respective advisory agreement fee rate.
The Board also considered that with respect to Nuveen closed-end funds, although closed-end funds may make additional share offerings from time to time, the closed-end funds have a more limited ability to increase their assets because the growth of their assets will occur primarily from the appreciation of their investment portfolios.
The Board Members also considered the continued reinvestment in Nuveen/TIAA’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments were not specific to individual funds, but rather incurred across a variety of products and services pursuant to which the family of funds as a whole may benefit. The Board further considered that the Adviser and its affiliates have provided certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits
The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex, including the Funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. The funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and
529 education savings plans, and affiliates of the Adviser may serve as sub-advisers to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.
The Board considered that an affiliate of the Adviser received compensation in 2023 for serving as an underwriter on shelf offerings of existing
Nuveen closed-end funds and reviewed the amounts paid for such services in 2023 and 2022. In addition, the Board Members considered that the
Adviser and Sub-Advisers may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or applicable Sub-
Adviser.
The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the applicable
Fund(s) were reasonable in light of the services provided.
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each applicable Fund and that the Advisory Agreements be renewed for an additional one-year period.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
ESA-B-0624P 3734734-INV-B-08/25
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/closed-end-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Portfolio of Investments filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Statement Regarding Basis for Approval of Investment Advisory Contract in Item 1.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Not applicable to this filing.

(a)(4)	Not applicable to this filing.

(b)	As of the date of filing, Jacob Fitzpatrick no longer serves as Portfolio Manager for the Nuveen Global High Income Fund effective April 5, 2024.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Global High Income Fund

Date: September 5, 2024	By:	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 5, 2024	By:	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer
(principal executive officer)

Date: September 5, 2024	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)